UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—March 31, 2021

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2021

Vanguard PRIMECAP Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,256.52	$2.14
Admiral™ Shares	1,000.00	1,256.92	1.74
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.04	$1.92
Admiral Shares	1,000.00	1,023.39	1.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

PRIMECAP Fund

Fund Allocation

As of March 31, 2021

Communication Services	7.2%
Consumer Discretionary	13.8
Consumer Staples	0.2
Energy	1.3
Financials	7.9
Health Care	23.9
Industrials	15.9
Information Technology	28.7
Materials	1.1
Real Estate	0.0
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

PRIMECAP Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.4%)
Communication Services (7.0%)
*	Alphabet Inc. Class A	801,937	1,654,011
*	Baidu Inc. ADR	5,235,778	1,139,043
*	Alphabet Inc. Class C	453,311	937,733
*	Walt Disney Co.	2,916,025	538,065
	Activision Blizzard Inc.	4,137,135	384,754
*	Facebook Inc. Class A	667,400	196,569
*	Charter Communications Inc. Class A	246,800	152,281
*	Take-Two Interactive Software Inc.	325,000	57,427
*	Live Nation Entertainment Inc.	550,340	46,586
*	T-Mobile US Inc.	360,800	45,205
	Comcast Corp. Class A	487,369	26,372
*	Altice USA Inc. Class A	703,700	22,891
	Electronic Arts Inc.	5,700	772
			5,201,709
Consumer Discretionary (13.6%)
*	Alibaba Group Holding Ltd. ADR	8,809,776	1,997,441
*	Tesla Inc.	2,437,790	1,628,273
	Sony Corp. ADR	14,932,632	1,583,008
	Ross Stores Inc.	7,941,200	952,229
*	Amazon.com Inc.	257,460	796,602
[1]	Whirlpool Corp.	3,381,572	745,129
	TJX Cos. Inc.	8,663,900	573,117
*,1	Mattel Inc.	27,518,338	548,165
*	L Brands Inc.	5,560,114	343,949
*	Carnival Corp.	6,154,065	163,329
*	Royal Caribbean Cruises Ltd.	1,817,947	155,634
*	Marriott International Inc. Class A	556,710	82,454
	eBay Inc.	1,320,000	80,837
*	Burlington Stores Inc.	248,000	74,102
*	Dollar Tree Inc.	637,000	72,911
	Restaurant Brands International Inc.	808,900	52,578
*	Hilton Worldwide Holdings Inc.	423,766	51,242
*	Las Vegas Sands Corp.	712,300	43,279
	McDonald’s Corp.	191,800	42,990
	Lowe’s Cos. Inc.	220,000	41,840
	MGM Resorts International	553,400	21,024
*	Ulta Beauty Inc.	21,000	6,493
*	O’Reilly Automotive Inc.	11,000	5,580
*	AutoZone Inc.	2,750	3,862
			10,066,068
Consumer Staples (0.2%)
	Sysco Corp.	819,400	64,519
	Altria Group Inc.	621,700	31,806
	Mowi ASA	418,000	10,382
	Constellation Brands Inc. Class A	25,700	5,860
	Philip Morris International Inc.	43,300	3,842
			116,409
Energy (1.2%)
	Hess Corp.	5,853,900	414,222
	Pioneer Natural Resources Co.	2,098,800	333,331
	EOG Resources Inc.	1,790,800	129,887
*	Transocean Ltd.	11,863,773	42,116
	Schlumberger Ltd.	75,200	2,045
			921,601
Financials (7.8%)
	JPMorgan Chase & Co.	7,930,175	1,207,211
	Wells Fargo & Co.	29,723,527	1,161,298
	Charles Schwab Corp.	17,035,216	1,110,355
	Bank of America Corp.	23,008,632	890,204
	Marsh & McLennan Cos. Inc.	5,044,515	614,422
	US Bancorp	3,717,300	205,604
	Citigroup Inc.	2,047,300	148,941
	Raymond James Financial Inc.	1,052,926	129,047
	Progressive Corp.	924,000	88,344
	CME Group Inc.	275,068	56,177

4

PRIMECAP Fund

			Market
			Value•
		Shares	($000)
	Goldman Sachs Group Inc.	152,000	49,704
	Morgan Stanley	625,000	48,537
	Discover Financial Services	206,125	19,580
			5,729,424
Health Care (23.5%)
	Eli Lilly and Co.	19,591,408	3,660,067
*,1	Biogen Inc.	9,337,199	2,612,081
	Amgen Inc.	9,734,355	2,422,005
^	AstraZeneca plc ADR	26,998,268	1,342,354
	Thermo Fisher Scientific Inc.	2,559,629	1,168,164
*	Boston Scientific Corp.	28,787,944	1,112,654
	Novartis AG ADR	11,878,025	1,015,334
	Roche Holding AG	1,911,013	619,060
	Bristol-Myers Squibb Co.	8,855,513	559,049
*	BioMarin Pharmaceutical Inc.	6,232,239	470,596
	Abbott Laboratories	3,477,895	416,791
*	Elanco Animal Health Inc.	14,028,019	413,125
*	BeiGene Ltd. ADR	1,122,440	390,699
	Zimmer Biomet Holdings Inc.	1,435,930	229,864
	Medtronic plc	1,718,000	202,947
	CVS Health Corp.	2,410,000	181,304
	Agilent Technologies Inc.	822,516	104,575
	Stryker Corp.	389,200	94,801
*	IQVIA Holdings Inc.	442,224	85,411
[2]	Siemens Healthineers AG	1,247,642	67,625
*	Edwards Lifesciences Corp.	607,500	50,811
	Sanofi ADR	969,000	47,927
	Merck & Co. Inc.	600,000	46,254
*	Alcon Inc.	433,987	30,457
	GlaxoSmithKline plc ADR	548,000	19,558
*	Waters Corp.	27,030	7,681
	UnitedHealth Group Inc.	5,735	2,134
			17,373,328
Industrials (15.7%)
	FedEx Corp.	9,058,006	2,572,836
*	Southwest Airlines Co.	28,621,180	1,747,609
	Siemens AG	8,752,217	1,438,096
*	United Airlines Holdings Inc.	13,405,803	771,370
*	Airbus SE	5,837,016	662,021
	Caterpillar Inc.	2,720,968	630,911
	Union Pacific Corp.	2,734,800	602,777
*,^	American Airlines Group Inc.	21,847,513	522,156
*	Delta Air Lines Inc.	9,562,500	461,678
	United Parcel Service Inc. Class B	1,952,970	331,985
*	Alaska Air Group Inc.	4,278,000	296,080
	Textron Inc.	3,708,000	207,945
*	TransDigm Group Inc.	343,916	202,195
	Deere & Co.	400,000	149,656
	Carrier Global Corp.	3,261,300	137,692
	CSX Corp.	1,309,000	126,214
	AMETEK Inc.	864,750	110,455
	General Dynamics Corp.	549,330	99,736
*	Lyft Inc. Class A	1,501,900	94,890
	Otis Worldwide Corp.	1,334,100	91,319
	Raytheon Technologies Corp.	945,000	73,020
	Honeywell International Inc.	240,000	52,097
	L3Harris Technologies Inc.	240,000	48,643
	Rockwell Automation Inc.	178,000	47,248
	Pentair plc	586,000	36,520
*	Ryanair Holdings plc ADR	250,000	28,750
	nVent Electric plc	887,900	24,781
*	Uber Technologies Inc.	24,200	1,319
			11,569,999
Information Technology (28.3%)
	Microsoft Corp.	11,969,218	2,821,983
*	Adobe Inc.	5,298,257	2,518,632
	Texas Instruments Inc.	13,166,592	2,488,354
*	Micron Technology Inc.	26,876,014	2,370,733
	KLA Corp.	4,630,030	1,529,762
	Intel Corp.	21,037,767	1,346,417
^	Telefonaktiebolaget LM Ericsson ADR	65,638,926	865,777
[1]	NetApp Inc.	11,504,141	836,006
	Intuit Inc.	1,643,850	629,693
	QUALCOMM Inc.	4,332,556	574,454
	HP Inc.	16,279,216	516,865
	Hewlett Packard Enterprise Co.	31,995,996	503,617
	Oracle Corp.	6,789,900	476,447
	Analog Devices Inc.	2,765,900	428,936
	NVIDIA Corp.	787,000	420,203
	Visa Inc. Class A	1,883,100	398,709
*	PayPal Holdings Inc.	1,240,200	301,170
	Cisco Systems Inc.	5,158,679	266,755
	Entegris Inc.	2,107,022	235,565
	Apple Inc.	1,850,000	225,977
	Applied Materials Inc.	1,660,500	221,843
	Corning Inc.	4,577,400	199,163
*,1	Plantronics Inc.	3,645,100	141,831
*	Autodesk Inc.	414,200	114,796
*,^	BlackBerry Ltd.	9,975,500	84,093
	Fidelity National Information Services Inc.	544,000	76,492
	Mastercard Inc. Class A	211,600	75,340

5

PRIMECAP Fund

			Market
			Value•
		Shares	($000)
*	Splunk Inc.	350,000	47,418
*	RingCentral Inc. Class A	133,950	39,901
	Western Digital Corp.	550,000	36,712
*	Palo Alto Networks Inc.	112,900	36,361
*	Keysight Technologies Inc.	234,600	33,642
*	Dell Technologies Inc.	276,000	24,329
	Infineon Technologies AG ADR	75,000	3,194
*	Okta Inc.	3,500	772
*	Arista Networks Inc.	1,500	453
			20,892,395
Materials (1.1%)
	Albemarle Corp.	1,797,835	262,682
	DuPont de Nemours Inc.	1,410,456	109,000
	Dow Inc.	1,635,217	104,556
*	Freeport-McMoRan Inc.	2,845,700	93,709
	Linde plc	289,200	81,016
*	Glencore plc	17,229,395	67,650
	Corteva Inc.	1,348,416	62,863
			781,476
Real Estate (0.0%)
	Alexandria Real Estate Equities Inc.	80,000	13,144
	Healthpeak Properties Inc.	140,000	4,444
			17,588
Total Common Stocks (Cost $25,931,799)			72,669,997
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
[3,4]	Vanguard Market Liquidity Fund, 0.081%
	(Cost $1,995,412)	19,956,049	1,995,605
Total Investments (101.1%) (Cost $27,927,211)			74,665,602
Other Assets and Liabilities—Net (-1.1%)			(825,846)
Net Assets (100%)			73,839,756

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $506,674,000.

1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of this security represented 0.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $526,456,000 was received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

PRIMECAP Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,199,743)	67,786,785
Affiliated Issuers (Cost $3,727,468)	6,878,817
Total Investments in Securities	74,665,602
Investment in Vanguard	2,724
Cash	22
Receivables for Investment Securities Sold	74,866
Receivables for Accrued Income	93,793
Receivables for Capital Shares Issued	6,024
Total Assets	74,843,031
Liabilities
Payables for Investment Securities Purchased	10,833
Collateral for Securities on Loan	526,456
Payables to Investment Advisor	32,502
Payables for Capital Shares Redeemed	431,295
Payables to Vanguard	2,189
Total Liabilities	1,003,275
Net Assets	73,839,756
At March 31, 2021, net assets consisted of:

Paid-in Capital	22,643,729
Total Distributable Earnings (Loss)	51,196,027
Net Assets	73,839,756

Investor Shares—Net Assets
Applicable to 40,155,976 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,561,302
Net Asset Value Per Share—Investor Shares	$163.40

Admiral Shares—Net Assets
Applicable to 397,300,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,278,454
Net Asset Value Per Share—Admiral Shares	$169.34

See accompanying Notes, which are an integral part of the Financial Statements.

7

PRIMECAP Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	431,847
Dividends—Affiliated Issuers	20,712
Interest—Affiliated Issuers	521
Securities Lending—Net	766
Total Income	453,846
Expenses
Investment Advisory Fees—Note B	62,685
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,643
Management and Administrative—Admiral Shares	37,406
Marketing and Distribution—Investor Shares	217
Marketing and Distribution—Admiral Shares	854
Custodian Fees	3,034
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	30
Trustees’ Fees and Expenses	19
Total Expenses	109,894
Net Investment Income	343,952
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	4,957,416
Investment Securities Sold—Affiliated Issuers	243,543
Foreign Currencies	(29)
Realized Net Gain (Loss)	5,200,930
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	8,910,306
Investment Securities—Affiliated Issuers	1,296,917
Foreign Currencies	(616)
Change in Unrealized Appreciation (Depreciation)	10,206,607
Net Increase (Decrease) in Net Assets Resulting from Operations	15,751,489

1 Dividends are net of foreign withholding taxes of $17,374,000.

See accompanying Notes, which are an integral part of the Financial Statements.

8

PRIMECAP Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	343,952	875,564
Realized Net Gain (Loss)	5,200,930	5,074,768
Change in Unrealized Appreciation (Depreciation)	10,206,607	2,803,462
Net Increase (Decrease) in Net Assets Resulting from Operations	15,751,489	8,753,794
Distributions
Investor Shares	(551,613)	(444,045)
Admiral Shares	(5,760,220)	(4,239,627)
Total Distributions	(6,311,833)	(4,683,672)
Capital Share Transactions
Investor Shares	18,971	(803,660)
Admiral Shares	58,069	(2,214,671)
Net Increase (Decrease) from Capital Share Transactions	77,040	(3,018,331)
Total Increase (Decrease)	9,516,696	1,051,791
Net Assets
Beginning of Period	64,323,060	63,271,269
End of Period	73,839,756	64,323,060

See accompanying Notes, which are an integral part of the Financial Statements.

9

PRIMECAP Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$142.86	$133.12	$147.61	$126.84	$107.60	$96.99
Investment Operations
Net Investment Income	.713[1]	1.745[1]	1.715[1]	1.474[1]	1.398[1]	1.401
Net Realized and Unrealized Gain (Loss) on Investments	34.284	17.947	(6.495)	26.529	23.145	15.103
Total from Investment Operations	34.997	19.692	(4.780)	28.003	24.543	16.504
Distributions
Dividends from Net Investment Income	(1.542)	(1.690)	(1.470)	(1.400)	(1.356)	(1.114)
Distributions from Realized Capital Gains	(12.915)	(8.262)	(8.240)	(5.833)	(3.947)	(4.780)
Total Distributions	(14.457)	(9.952)	(9.710)	(7.233)	(5.303)	(5.894)
Net Asset Value, End of Period	$163.40	$142.86	$133.12	$147.61	$126.84	$107.60
Total Return[2]	25.65%	15.05%	-2.41%	22.86%	23.75%	17.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,561	$5,697	$6,095	$7,126	$7,699	$7,588
Ratio of Total Expenses to Average Net Assets	0.38%	0.38%	0.38%	0.38%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.31%	1.32%	1.08%	1.22%	1.37%
Portfolio Turnover Rate	4%	6%	5%	8%	8%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

PRIMECAP Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$148.12	$138.02	$153.09	$131.45	$111.52	$100.53
Investment Operations
Net Investment Income	.795[1]	1.920[1]	1.880[1]	1.622[1]	1.528[1]	1.532
Net Realized and Unrealized Gain (Loss) on Investments	35.534	18.600	(6.756)	27.508	23.981	15.645
Total from Investment Operations	36.329	20.520	(4.876)	29.130	25.509	17.177
Distributions
Dividends from Net Investment Income	(1.716)	(1.853)	(1.647)	(1.444)	(1.491)	(1.236)
Distributions from Realized Capital Gains	(13.393)	(8.567)	(8.547)	(6.046)	(4.088)	(4.951)
Total Distributions	(15.109)	(10.420)	(10.194)	(7.490)	(5.579)	(6.187)
Net Asset Value, End of Period	$169.34	$148.12	$138.02	$153.09	$131.45	$111.52
Total Return[2]	25.69%	15.13%	-2.34%	22.95%	23.83%	17.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,278	$58,626	$57,177	$62,361	$50,615	$39,852
Ratio of Total Expenses to Average Net Assets	0.31%	0.31%	0.31%	0.31%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.39%	1.39%	1.15%	1.29%	1.43%
Portfolio Turnover Rate	4%	6%	5%	8%	8%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

PRIMECAP Fund

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

12

PRIMECAP Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

13

PRIMECAP Fund

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2021, the investment advisory fee represented an effective annual rate of 0.18% of the fund’s average net assets.

C.     In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,724,000, representing less than 0.01% of the fund’s net assets and 1.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.     Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

PRIMECAP Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	69,805,163	2,864,834	—	72,669,997
Temporary Cash Investments	1,995,605	—	—	1,995,605
Total	71,800,768	2,864,834	—	74,665,602

E.     As of March 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	27,927,211
Gross Unrealized Appreciation	48,172,212
Gross Unrealized Depreciation	(1,433,821)
Net Unrealized Appreciation (Depreciation)	46,738,391

F.     During the six months ended March 31, 2021, the fund purchased $2,658,858,000 of investment securities and sold $8,624,719,000 of investment securities, other than temporary cash investments.

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2021		September 30, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	205,354	1,330	547,781	4,262
Issued in Lieu of Cash Distributions	536,328	3,657	432,110	3,129
Redeemed	(722,711)	(4,709)	(1,783,551)	(13,296)
Net Increase (Decrease)—Investor Shares	18,971	278	(803,660)	(5,905)
Admiral Shares
Issued	2,019,289	12,370	2,426,834	17,481
Issued in Lieu of Cash Distributions	5,395,982	35,507	3,984,207	27,842
Redeemed	(7,357,202)	(46,382)	(8,625,712)	(63,781)
Net Increase (Decrease)—Admiral Shares	58,069	1,495	(2,214,671)	(18,458)

15

PRIMECAP Fund

H.     Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2020		from	Net	Change in		Capital Gain	2021
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,421,884	NA1	NA1	209	(209)	521	—	1,995,605
Biogen Inc.	2,586,564	77,681	18,047	1,763	(35,880)	—	—	2,612,081
Mattel Inc.	314,153	12,815	3,025	(111)	224,333	—	—	548,165
NetApp Inc.	554,573	—	74,744	30,989	325,188	11,954	—	836,006
Plantronics Inc.	43,480	—	343	(809)	99,503	—	—	141,831
Southwest
Airlines Co.	1,283,631	—	301,317	195,102	570,193	—	—	NA2
Whirlpool Corp.	727,169	1,888	114,117	16,400	113,789	8,758	—	745,129
Total	6,931,454			243,543	1,296,917	21,233	—	6,878,817

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 Not applicable—at March 31, 2021, the security was still held, but the issuer was no longer an affiliated company of the fund.

I.       Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

16

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q592 052021

Semiannual Report  |  March 31, 2021
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$1,052.30	$0.61
Target Retirement 2015 Fund	$1,000.00	$1,060.60	$0.62
Target Retirement 2020 Fund	$1,000.00	$1,092.50	$0.68
Target Retirement 2025 Fund	$1,000.00	$1,113.60	$0.69
Target Retirement 2030 Fund	$1,000.00	$1,132.80	$0.69
Target Retirement 2035 Fund	$1,000.00	$1,151.60	$0.75
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.33	$0.61
Target Retirement 2015 Fund	$1,000.00	$1,024.33	$0.61
Target Retirement 2020 Fund	$1,000.00	$1,024.28	$0.66
Target Retirement 2025 Fund	$1,000.00	$1,024.28	$0.66
Target Retirement 2030 Fund	$1,000.00	$1,024.28	$0.66
Target Retirement 2035 Fund	$1,000.00	$1,024.23	$0.71
The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.12%, 0.12%, 0.13%, 0.13%, 0.13%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Target Retirement Income Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	37.3%
Vanguard Total Stock Market Index Fund Investor Shares	17.5
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	17.0
Vanguard Total International Bond Index Fund Investor Shares	16.0
Vanguard Total International Stock Index Fund Investor Shares	12.1
Vanguard Total International Bond II Index Fund Investor Shares	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (17.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	30,181,497	3,032,335
International Stock Fund (12.0%)
	Vanguard Total International Stock Index Fund Investor Shares	104,290,084	2,098,316
U.S. Bond Funds (53.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	588,691,280	6,469,717
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	114,048,471	2,942,451
			9,412,168
International Bond Funds (15.9%)
	Vanguard Total International Bond Index Fund Investor Shares	243,505,762	2,775,966
[1]	Vanguard Total International Bond II Index Fund Investor Shares	1,544,000	15,440
			2,791,406
Total Investment Companies (Cost $13,599,988)			17,334,225
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $185,065)	1,850,746	185,075
Total Investments (100.0%) (Cost $13,785,053)			17,519,300
Other Assets and Liabilities—Net (0.0%)			(7,714)
Net Assets (100%)			17,511,586
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
4

Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	440	57,612	(1,309)
E-mini S&P 500 Index	June 2021	618	122,593	983
				(326)

See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,785,053)	17,519,300
Cash Collateral Pledged—Futures Contracts	7,528
Receivables for Investment Securities Sold	30,500
Receivables for Accrued Income	13,907
Receivables for Capital Shares Issued	13,088
Variation Margin Receivable—Futures Contracts	554
Total Assets	17,584,877
Liabilities
Payables for Investment Securities Purchased	29,349
Payables for Capital Shares Redeemed	43,942
Total Liabilities	73,291
Net Assets	17,511,586
At March 31, 2021, net assets consisted of:

Paid-in Capital	13,208,865
Total Distributable Earnings (Loss)	4,302,721
Net Assets	17,511,586

Net Assets
Applicable to 1,175,152,333 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,511,586
Net Asset Value Per Share	$14.90
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	145,587
Net Investment Income—Note B	145,587
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	64,959
Affiliated Funds Sold	543,672
Futures Contracts	9,362
Realized Net Gain (Loss)	617,993
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	156,154
Futures Contracts	(2,736)
Change in Unrealized Appreciation (Depreciation)	153,418
Net Increase (Decrease) in Net Assets Resulting from Operations	916,998
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	145,587	371,700
Realized Net Gain (Loss)	617,993	297,540
Change in Unrealized Appreciation (Depreciation)	153,418	506,784
Net Increase (Decrease) in Net Assets Resulting from Operations	916,998	1,176,024
Distributions
Total Distributions	(479,143)	(378,668)
Capital Share Transactions
Issued	1,799,369	3,038,878
Issued in Lieu of Cash Distributions	453,379	359,137
Redeemed	(2,754,837)	(3,603,059)
Net Increase (Decrease) from Capital Share Transactions	(502,089)	(205,044)
Total Increase (Decrease)	(64,234)	592,312
Net Assets
Beginning of Period	17,575,820	16,983,508
End of Period	17,511,586	17,575,820
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.54	$13.85	$13.52	$13.46	$13.08	$12.59
Investment Operations
Net Investment Income	.121[1]	.308[1]	.341[1]	.334[1]	.250[1]	.229
Capital Gain Distributions Received	.054[1]	—	—	.001[1]	.004[1]	.007
Net Realized and Unrealized Gain (Loss) on Investments	.585	.696	.533	.107	.422	.692
Total from Investment Operations	.760	1.004	.874	.442	.676	.928
Distributions
Dividends from Net Investment Income	(.135)	(.297)	(.352)	(.327)	(.254)	(.227)
Distributions from Realized Capital Gains	(.265)	(.017)	(.192)	(.055)	(.042)	(.211)
Total Distributions	(.400)	(.314)	(.544)	(.382)	(.296)	(.438)
Net Asset Value, End of Period	$14.90	$14.54	$13.85	$13.52	$13.46	$13.08
Total Return[2]	5.23%	7.35%	6.75%	3.31%	5.26%	7.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,512	$17,576	$16,984	$16,613	$16,645	$10,790
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.62%	2.19%	2.54%	2.47%	1.90%	1.78%
Portfolio Turnover Rate	5%	17%	10%	6%	8%	11%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Target Retirement Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement Income Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,785,053
Gross Unrealized Appreciation	3,774,306
Gross Unrealized Depreciation	(40,385)
Net Unrealized Appreciation (Depreciation)	3,733,921
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	120,420	216,355
Issued in Lieu of Cash Distributions	30,385	25,681
Redeemed	(184,426)	(259,849)
Net Increase (Decrease) in Shares Outstanding	(33,621)	(17,813)
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Target Retirement Income Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	224,508	NA1	NA1	—	—	88	—	185,075
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,953,727	86,149	143,528	1,395	44,708	23,799	—	2,942,451
Vanguard Total Bond Market II Index Fund	6,486,928	414,287	107,129	(3,756)	(320,613)	61,115	60,607	6,469,717
Vanguard Total International Bond Index Fund	2,736,237	147,367	50,342	(1,102)	(56,194)	12,365	4,352	2,775,966
Vanguard Total International Bond II Index Fund	—	15,440	—	—	—	—	—	15,440
Vanguard Total International Stock Index Fund	2,107,062	26,858	446,808	85,497	325,707	26,857	—	2,098,316
Vanguard Total Stock Market Index Fund	3,053,704	116,879	762,432	461,638	162,546	21,363	—	3,032,335
Total	17,562,166	806,980	1,510,239	543,672	156,154	145,587	64,959	17,519,300
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
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Target Retirement 2015 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	35.9%
Vanguard Total Stock Market Index Fund Investor Shares	19.6
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	15.4
Vanguard Total International Bond Index Fund Investor Shares	15.4
Vanguard Total International Stock Index Fund Investor Shares	13.5
Vanguard Total International Bond II Index Fund Investor Shares	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
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Target Retirement 2015 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (19.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	28,211,733	2,834,433
International Stock Fund (13.4%)
	Vanguard Total International Stock Index Fund Investor Shares	97,089,750	1,953,446
U.S. Bond Funds (50.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	472,249,695	5,190,024
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	86,328,694	2,227,280
			7,417,304
International Bond Funds (15.4%)
	Vanguard Total International Bond Index Fund Investor Shares	194,869,710	2,221,515
[1]	Vanguard Total International Bond II Index Fund Investor Shares	2,000,000	20,000
			2,241,515
Total Investment Companies (Cost $10,864,855)			14,446,698
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $150,478)	1,504,834	150,483
Total Investments (100.2%) (Cost $11,015,333)			14,597,181
Other Assets and Liabilities—Net (-0.2%)			(26,039)
Net Assets (100%)			14,571,142
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
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Target Retirement 2015 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	324	42,424	(1,039)
E-mini S&P 500 Index	June 2021	474	94,027	702
				(337)

See accompanying Notes, which are an integral part of the Financial Statements.
16

Target Retirement 2015 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,015,333)	14,597,181
Cash Collateral Pledged—Futures Contracts	6,602
Receivables for Investment Securities Sold	24,987
Receivables for Accrued Income	11,173
Receivables for Capital Shares Issued	3,526
Variation Margin Receivable—Futures Contracts	506
Total Assets	14,643,975
Liabilities
Payables for Investment Securities Purchased	31,173
Payables for Capital Shares Redeemed	41,660
Total Liabilities	72,833
Net Assets	14,571,142
At March 31, 2021, net assets consisted of:

Paid-in Capital	10,238,180
Total Distributable Earnings (Loss)	4,332,962
Net Assets	14,571,142

Net Assets
Applicable to 923,196,520 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,571,142
Net Asset Value Per Share	$15.78
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2015 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	124,321
Net Investment Income—Note B	124,321
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	52,798
Affiliated Funds Sold	702,572
Futures Contracts	9,981
Realized Net Gain (Loss)	765,351
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	31,902
Futures Contracts	(3,422)
Change in Unrealized Appreciation (Depreciation)	28,480
Net Increase (Decrease) in Net Assets Resulting from Operations	918,152
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2015 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,321	334,603
Realized Net Gain (Loss)	765,351	764,914
Change in Unrealized Appreciation (Depreciation)	28,480	(7,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	918,152	1,091,891
Distributions
Total Distributions	(953,910)	(734,000)
Capital Share Transactions
Issued	962,270	2,038,962
Issued in Lieu of Cash Distributions	924,637	713,503
Redeemed	(2,512,629)	(3,525,024)
Net Increase (Decrease) from Capital Share Transactions	(625,722)	(772,559)
Total Increase (Decrease)	(661,480)	(414,668)
Net Assets
Beginning of Period	15,232,622	15,647,290
End of Period	14,571,142	15,232,622
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2015 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.84	$15.42	$15.60	$15.75	$15.19	$14.90
Investment Operations
Net Investment Income	.130[1]	.336[1]	.376[1]	.371[1]	.305[1]	.311
Capital Gain Distributions Received	.055[1]	—	—	.001[1]	.005[1]	.007
Net Realized and Unrealized Gain (Loss) on Investments	.770	.818	.455	.328	.846	.968
Total from Investment Operations	.955	1.154	.831	.700	1.156	1.286
Distributions
Dividends from Net Investment Income	(.250)	(.379)	(.372)	(.318)	(.289)	(.299)
Distributions from Realized Capital Gains	(.765)	(.355)	(.639)	(.532)	(.307)	(.697)
Total Distributions	(1.015)	(.734)	(1.011)	(.850)	(.596)	(.996)
Net Asset Value, End of Period	$15.78	$15.84	$15.42	$15.60	$15.75	$15.19
Total Return[2]	6.06%	7.68%	6.08%	4.54%	7.95%	9.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,571	$15,233	$15,647	$16,410	$17,250	$17,479
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.62%	2.20%	2.52%	2.39%	2.02%	1.96%
Portfolio Turnover Rate	3%	18%	10%	7%	7%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2015 Fund
Notes to Financial Statements
Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Target Retirement 2015 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2015 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,015,333
Gross Unrealized Appreciation	3,604,620
Gross Unrealized Depreciation	(23,109)
Net Unrealized Appreciation (Depreciation)	3,581,511
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	60,055	134,165
Issued in Lieu of Cash Distributions	58,819	46,910
Redeemed	(157,618)	(233,997)
Net Increase (Decrease) in Shares Outstanding	(38,744)	(52,922)
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Target Retirement 2015 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	196,038	NA1	NA1	—	—	80	—	150,483
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,225,199	87,122	120,162	1,597	33,524	18,046	—	2,227,280
Vanguard Total Bond Market II Index Fund	5,339,171	202,859	90,235	(3,948)	(257,823)	49,654	49,186	5,190,024
Vanguard Total International Bond Index Fund	2,288,022	69,056	88,909	(1,864)	(44,790)	10,172	3,612	2,221,515
Vanguard Total International Bond II Index Fund	—	20,000	—	—	—	—	—	20,000
Vanguard Total International Stock Index Fund	2,117,820	25,685	589,697	118,595	281,043	25,685	—	1,953,446
Vanguard Total Stock Market Index Fund	2,987,622	98,067	859,396	588,192	19,948	20,684	—	2,834,433
Total	15,153,872	502,789	1,748,399	702,572	31,902	124,321	52,798	14,597,181
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
24

Target Retirement 2020 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	30.4%
Vanguard Total Stock Market Index Fund Investor Shares	28.2
Vanguard Total International Stock Index Fund Investor Shares	19.3
Vanguard Total International Bond Index Fund Investor Shares	12.9
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	9.0
Vanguard Total International Bond II Index Fund Investor Shares	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
25

Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (28.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	85,307,203	8,570,815
International Stock Fund (19.1%)
	Vanguard Total International Stock Index Fund Investor Shares	291,193,616	5,858,815
U.S. Bond Funds (39.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	841,130,051	9,244,019
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	106,633,201	2,751,137
			11,995,156
International Bond Funds (13.0%)
	Vanguard Total International Bond Index Fund Investor Shares	344,198,697	3,923,865
[1]	Vanguard Total International Bond II Index Fund Investor Shares	5,000,000	50,000
			3,973,865
Total Investment Companies (Cost $21,413,651)			30,398,651
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $303,027)	3,030,407	303,041
Total Investments (100.2%) (Cost $21,716,678)			30,701,692
Other Assets and Liabilities—Net (-0.2%)			(49,293)
Net Assets (100%)			30,652,399
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
26

Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	275	36,008	(860)
E-mini S&P 500 Index	June 2021	1,171	232,291	1,616
				756

See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $21,716,678)	30,701,692
Cash Collateral Pledged—Futures Contracts	16,390
Receivables for Investment Securities Sold	74,581
Receivables for Accrued Income	19,967
Receivables for Capital Shares Issued	11,435
Variation Margin Receivable—Futures Contracts	1,391
Total Assets	30,825,456
Liabilities
Payables for Investment Securities Purchased	69,954
Payables for Capital Shares Redeemed	103,103
Total Liabilities	173,057
Net Assets	30,652,399
At March 31, 2021, net assets consisted of:

Paid-in Capital	19,750,414
Total Distributable Earnings (Loss)	10,901,985
Net Assets	30,652,399

Net Assets
Applicable to 882,539,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,652,399
Net Asset Value Per Share	$34.73
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	268,043
Net Investment Income—Note B	268,043
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	94,741
Affiliated Funds Sold	1,902,780
Futures Contracts	19,474
Realized Net Gain (Loss)	2,016,995
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	604,570
Futures Contracts	(5,117)
Change in Unrealized Appreciation (Depreciation)	599,453
Net Increase (Decrease) in Net Assets Resulting from Operations	2,884,491
See accompanying Notes, which are an integral part of the Financial Statements.
29

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	268,043	705,861
Realized Net Gain (Loss)	2,016,995	1,452,786
Change in Unrealized Appreciation (Depreciation)	599,453	326,496
Net Increase (Decrease) in Net Assets Resulting from Operations	2,884,491	2,485,143
Distributions
Total Distributions	(1,972,171)	(1,159,070)
Capital Share Transactions
Issued	2,640,225	5,243,714
Issued in Lieu of Cash Distributions	1,914,396	1,131,242
Redeemed	(6,701,821)	(8,603,355)
Net Increase (Decrease) from Capital Share Transactions	(2,147,200)	(2,228,399)
Total Increase (Decrease)	(1,234,880)	(902,326)
Net Assets
Beginning of Period	31,887,279	32,789,605
End of Period	30,652,399	31,887,279
See accompanying Notes, which are an integral part of the Financial Statements.
30

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$33.79	$32.24	$32.14	$31.19	$29.09	$27.52
Investment Operations
Net Investment Income	.287[1]	.713[1]	.778[1]	.729[1]	.636[1]	.619
Capital Gain Distributions Received	.102[1]	—	—	.002[1]	.008[1]	.012
Net Realized and Unrealized Gain (Loss) on Investments	2.704	1.987	.736	1.079	2.231	2.065
Total from Investment Operations	3.093	2.700	1.514	1.810	2.875	2.696
Distributions
Dividends from Net Investment Income	(.554)	(.789)	(.745)	(.631)	(.562)	(.591)
Distributions from Realized Capital Gains	(1.599)	(.361)	(.669)	(.229)	(.213)	(.535)
Total Distributions	(2.153)	(1.150)	(1.414)	(.860)	(.775)	(1.126)
Net Asset Value, End of Period	$34.73	$33.79	$32.24	$32.14	$31.19	$29.09
Total Return[2]	9.25%	8.51%	5.29%	5.87%	10.17%	10.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,652	$31,887	$32,790	$33,114	$31,263	$27,542
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.65%	2.21%	2.51%	2.30%	2.15%	2.14%
Portfolio Turnover Rate	4%	19%	13%	10%	9%	15%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
32

Target Retirement 2020 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2020 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,716,678
Gross Unrealized Appreciation	9,037,947
Gross Unrealized Depreciation	(52,177)
Net Unrealized Appreciation (Depreciation)	8,985,770
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	75,840	162,609
Issued in Lieu of Cash Distributions	55,911	34,711
Redeemed	(192,850)	(270,581)
Net Increase (Decrease) in Shares Outstanding	(61,099)	(73,261)
34

Target Retirement 2020 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	324,637	NA1	NA1	—	—	148	—	303,041
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,653,326	178,044	123,095	1,151	41,711	22,004	—	2,751,137
Vanguard Total Bond Market II Index Fund	9,348,388	635,934	270,165	(10,781)	(459,357)	88,439	88,400	9,244,019
Vanguard Total International Bond Index Fund	4,038,842	144,291	176,623	(3,533)	(79,112)	17,950	6,341	3,923,865
Vanguard Total International Bond II Index Fund	—	50,000	—	—	—	—	—	50,000
Vanguard Total International Stock Index Fund	6,252,622	77,053	1,659,939	294,435	894,644	77,053	—	5,858,815
Vanguard Total Stock Market Index Fund	9,076,832	236,278	2,570,487	1,621,508	206,684	62,449	—	8,570,815
Total	31,694,647	1,321,600	4,800,309	1,902,780	604,570	268,043	94,741	30,701,692
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
35

Target Retirement 2025 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	35.1%
Vanguard Total Bond Market II Index Fund Investor Shares	28.1
Vanguard Total International Stock Index Fund Investor Shares	23.7
Vanguard Total International Bond Index Fund Investor Shares	11.9
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	0.8
Vanguard Total International Bond II Index Fund Investor Shares	0.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
36

Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (34.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	166,105,737	16,688,644
International Stock Fund (23.5%)
	Vanguard Total International Stock Index Fund Investor Shares	559,965,011	11,266,496
U.S. Bond Funds (28.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,215,949,582	13,363,286
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	15,396,081	397,219
			13,760,505
International Bond Funds (12.2%)
	Vanguard Total International Bond Index Fund Investor Shares	498,812,336	5,686,461
[1]	Vanguard Total International Bond II Index Fund Investor Shares	17,000,460	170,004
			5,856,465
Total Investment Companies (Cost $31,369,524)			47,572,110
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $516,118)	5,161,392	516,139
Total Investments (100.1%) (Cost $31,885,642)			48,088,249
Other Assets and Liabilities—Net (-0.1%)			(58,622)
Net Assets (100%)			48,029,627
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
37

Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	2,081	272,481	(6,906)
E-mini S&P 500 Index	June 2021	1,059	210,074	1,824
				(5,082)

See accompanying Notes, which are an integral part of the Financial Statements.
38

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $31,885,642)	48,088,249
Cash Collateral Pledged—Futures Contracts	15,940
Receivables for Investment Securities Sold	276,677
Receivables for Accrued Income	28,852
Receivables for Capital Shares Issued	30,576
Variation Margin Receivable—Futures Contracts	864
Total Assets	48,441,158
Liabilities
Payables for Investment Securities Purchased	178,856
Payables for Capital Shares Redeemed	232,675
Total Liabilities	411,531
Net Assets	48,029,627
At March 31, 2021, net assets consisted of:

Paid-in Capital	29,608,972
Total Distributable Earnings (Loss)	18,420,655
Net Assets	48,029,627

Net Assets
Applicable to 2,189,067,394 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,029,627
Net Asset Value Per Share	$21.94
See accompanying Notes, which are an integral part of the Financial Statements.
39

Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	411,317
Net Investment Income—Note B	411,317
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	132,836
Affiliated Funds Sold	2,260,261
Futures Contracts	24,338
Realized Net Gain (Loss)	2,417,435
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,411,867
Futures Contracts	(13,754)
Change in Unrealized Appreciation (Depreciation)	2,398,113
Net Increase (Decrease) in Net Assets Resulting from Operations	5,226,865
See accompanying Notes, which are an integral part of the Financial Statements.
40

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	411,317	1,007,353
Realized Net Gain (Loss)	2,417,435	1,015,820
Change in Unrealized Appreciation (Depreciation)	2,398,113	1,714,535
Net Increase (Decrease) in Net Assets Resulting from Operations	5,226,865	3,737,708
Distributions
Total Distributions	(2,094,827)	(1,174,627)
Capital Share Transactions
Issued	4,869,315	7,933,617
Issued in Lieu of Cash Distributions	2,045,138	1,150,386
Redeemed	(8,537,379)	(9,272,657)
Net Increase (Decrease) from Capital Share Transactions	(1,622,926)	(188,654)
Total Increase (Decrease)	1,509,112	2,374,427
Net Assets
Beginning of Period	46,520,515	44,146,088
End of Period	48,029,627	46,520,515
See accompanying Notes, which are an integral part of the Financial Statements.
41

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.56	$19.34	$19.02	$18.25	$16.77	$15.90
Investment Operations
Net Investment Income	.182[1]	.438[1]	.464[1]	.419[1]	.380[1]	.362
Capital Gain Distributions Received	.059[1]	—	—	.001[1]	.004[1]	.006
Net Realized and Unrealized Gain (Loss) on Investments	2.076	1.292	.390	.807	1.534	1.280
Total from Investment Operations	2.317	1.730	.854	1.227	1.918	1.648
Distributions
Dividends from Net Investment Income	(.356)	(.471)	(.434)	(.369)	(.327)	(.342)
Distributions from Realized Capital Gains	(.581)	(.039)	(.100)	(.088)	(.111)	(.436)
Total Distributions	(.937)	(.510)	(.534)	(.457)	(.438)	(.778)
Net Asset Value, End of Period	$21.94	$20.56	$19.34	$19.02	$18.25	$16.77
Total Return[2]	11.36%	9.04%	4.89%	6.79%	11.74%	10.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,030	$46,521	$44,146	$41,860	$37,111	$31,706
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.25%	2.51%	2.24%	2.21%	2.18%
Portfolio Turnover Rate	6%	21%	11%	8%	10%	15%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
43

Target Retirement 2025 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2025 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,885,642
Gross Unrealized Appreciation	16,337,805
Gross Unrealized Depreciation	(140,280)
Net Unrealized Appreciation (Depreciation)	16,197,525
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	224,506	405,875
Issued in Lieu of Cash Distributions	95,078	57,837
Redeemed	(393,620)	(483,645)
Net Increase (Decrease) in Shares Outstanding	(74,036)	(19,933)
45

Target Retirement 2025 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	471,242	NA1	NA1	—	—	257	—	516,139
Vanguard Short-Term Inflation-Protected Securities Index Fund	225,991	165,683	—	—	5,545	2,847	—	397,219
Vanguard Total Bond Market II Index Fund	12,850,937	1,457,273	275,440	(10,047)	(659,437)	124,543	124,094	13,363,286
Vanguard Total International Bond Index Fund	5,507,353	448,170	150,000	(3,787)	(115,275)	25,180	8,742	5,686,461
Vanguard Total International Bond II Index Fund	—	170,004	—	—	—	5	—	170,004
Vanguard Total International Stock Index Fund	11,004,784	141,543	2,015,975	289,524	1,846,620	141,547	—	11,266,496
Vanguard Total Stock Market Index Fund	16,288,734	311,068	3,230,143	1,984,571	1,334,414	116,938	—	16,688,644
Total	46,349,041	2,693,741	5,671,558	2,260,261	2,411,867	411,317	132,836	48,088,249
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
46

Target Retirement 2030 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	40.0%
Vanguard Total International Stock Index Fund Investor Shares	26.9
Vanguard Total Bond Market II Index Fund Investor Shares	23.0
Vanguard Total International Bond Index Fund Investor Shares	9.8
Vanguard Total International Bond II Index Fund Investor Shares	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
47

Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (39.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	173,843,287	17,466,035
International Stock Fund (26.7%)
	Vanguard Total International Stock Index Fund Investor Shares	585,188,410	11,773,991
U.S. Bond Fund (22.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	916,548,433	10,072,867
International Bond Funds (10.0%)
	Vanguard Total International Bond Index Fund Investor Shares	377,112,229	4,299,078
[1]	Vanguard Total International Bond II Index Fund Investor Shares	12,000,460	120,005
			4,419,083
Total Investment Companies (Cost $27,806,874)			43,731,976
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $497,490)	4,975,046	497,505
Total Investments (100.2%) (Cost $28,304,364)			44,229,481
Other Assets and Liabilities—Net (-0.2%)			(66,299)
Net Assets (100%)			44,163,182
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
48

Target Retirement 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,968	257,685	(6,461)
E-mini S&P 500 Index	June 2021	942	186,865	1,622
				(4,839)

See accompanying Notes, which are an integral part of the Financial Statements.
49

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $28,304,364)	44,229,481
Cash Collateral Pledged—Futures Contracts	14,890
Receivables for Investment Securities Sold	188,095
Receivables for Accrued Income	21,763
Receivables for Capital Shares Issued	37,320
Variation Margin Receivable—Futures Contracts	803
Total Assets	44,492,352
Liabilities
Payables for Investment Securities Purchased	121,770
Payables for Capital Shares Redeemed	207,400
Total Liabilities	329,170
Net Assets	44,163,182
At March 31, 2021, net assets consisted of:

Paid-in Capital	26,293,699
Total Distributable Earnings (Loss)	17,869,483
Net Assets	44,163,182

Net Assets
Applicable to 1,062,542,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,163,182
Net Asset Value Per Share	$41.56
See accompanying Notes, which are an integral part of the Financial Statements.
50

Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	381,150
Net Investment Income—Note B	381,150
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	100,377
Affiliated Funds Sold	1,892,554
Futures Contracts	26,537
Realized Net Gain (Loss)	2,019,468
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,148,065
Futures Contracts	(11,644)
Change in Unrealized Appreciation (Depreciation)	3,136,421
Net Increase (Decrease) in Net Assets Resulting from Operations	5,537,039
See accompanying Notes, which are an integral part of the Financial Statements.
51

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	381,150	883,909
Realized Net Gain (Loss)	2,019,468	236,119
Change in Unrealized Appreciation (Depreciation)	3,136,421	2,407,074
Net Increase (Decrease) in Net Assets Resulting from Operations	5,537,039	3,527,102
Distributions
Total Distributions	(1,152,226)	(970,908)
Capital Share Transactions
Issued	4,712,899	7,587,027
Issued in Lieu of Cash Distributions	1,130,227	954,496
Redeemed	(8,350,073)	(7,926,412)
Net Increase (Decrease) from Capital Share Transactions	(2,506,947)	615,111
Total Increase (Decrease)	1,877,866	3,171,305
Net Assets
Beginning of Period	42,285,316	39,114,011
End of Period	44,163,182	42,285,316
See accompanying Notes, which are an integral part of the Financial Statements.
52

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$37.63	$35.22	$34.74	$32.93	$29.77	$27.77
Investment Operations
Net Investment Income	.342[1]	.782[1]	.830[1]	.754[1]	.683[1]	.634
Capital Gain Distributions Received	.090[1]	—	—	.001[1]	.006[1]	.008
Net Realized and Unrealized Gain (Loss) on Investments	4.536	2.495	.486	1.744	3.167	2.390
Total from Investment Operations	4.968	3.277	1.316	2.499	3.856	3.032
Distributions
Dividends from Net Investment Income	(.661)	(.867)	(.767)	(.670)	(.576)	(.597)
Distributions from Realized Capital Gains	(.377)	—	(.069)	(.019)	(.120)	(.435)
Total Distributions	(1.038)	(.867)	(.836)	(.689)	(.696)	(1.032)
Net Asset Value, End of Period	$41.56	$37.63	$35.22	$34.74	$32.93	$29.77
Total Return[2]	13.28%	9.38%	4.15%	7.65%	13.25%	11.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,163	$42,285	$39,114	$35,913	$30,877	$24,966
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.20%	2.46%	2.22%	2.21%	2.20%
Portfolio Turnover Rate	5%	21%	8%	9%	9%	16%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
54

Target Retirement 2030 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
55

Target Retirement 2030 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,304,434
Gross Unrealized Appreciation	16,047,016
Gross Unrealized Depreciation	(126,808)
Net Unrealized Appreciation (Depreciation)	15,920,208
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	116,144	213,271
Issued in Lieu of Cash Distributions	27,921	26,122
Redeemed	(205,248)	(226,267)
Net Increase (Decrease) in Shares Outstanding	(61,183)	13,126
56

Target Retirement 2030 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	484,989	NA1	NA1	—	—	236	—	497,505
Vanguard Total Bond Market II Index Fund	9,457,767	1,397,445	276,976	(9,366)	(496,003)	93,472	93,834	10,072,867
Vanguard Total International Bond Index Fund	4,107,268	444,633	161,863	(3,723)	(87,237)	19,011	6,543	4,299,078
Vanguard Total International Bond II Index Fund	—	120,005	—	—	—	5	—	120,005
Vanguard Total International Stock Index Fund	11,241,749	146,877	1,822,549	218,288	1,989,626	146,879	—	11,773,991
Vanguard Total Stock Market Index Fund	16,880,095	193,878	3,036,972	1,687,355	1,741,679	121,547	—	17,466,035
Total	42,171,868	2,302,838	5,298,360	1,892,554	3,148,065	381,150	100,377	44,229,481
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
57

Target Retirement 2035 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	44.5%
Vanguard Total International Stock Index Fund Investor Shares	30.0
Vanguard Total Bond Market II Index Fund Investor Shares	17.7
Vanguard Total International Bond Index Fund Investor Shares	7.6
Vanguard Total International Bond II Index Fund Investor Shares	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
58

Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.9%)
U.S. Stock Fund (44.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	191,035,888	19,193,375
International Stock Fund (29.6%)
	Vanguard Total International Stock Index Fund Investor Shares	642,263,539	12,922,342
U.S. Bond Fund (17.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	693,899,957	7,625,961
International Bond Funds (7.7%)
	Vanguard Total International Bond Index Fund Investor Shares	285,788,310	3,257,987
[1]	Vanguard Total International Bond II Index Fund Investor Shares	9,500,460	95,004
			3,352,991
Total Investment Companies (Cost $25,614,738)			43,094,669
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $464,261)	4,642,810	464,281
Total Investments (100.0%) (Cost $26,078,999)			43,558,950
Other Assets and Liabilities—Net (0.0%)			(13,404)
Net Assets (100%)			43,545,546
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
59

Target Retirement 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	2,191	286,884	(7,155)
E-mini S&P 500 Index	June 2021	920	182,500	1,584
				(5,571)

See accompanying Notes, which are an integral part of the Financial Statements.
60

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $26,078,999)	43,558,950
Cash Collateral Pledged—Futures Contracts	11,660
Receivables for Investment Securities Sold	225,972
Receivables for Accrued Income	16,403
Receivables for Capital Shares Issued	29,858
Variation Margin Receivable—Futures Contracts	437
Total Assets	43,843,280
Liabilities
Payables for Investment Securities Purchased	91,404
Payables for Capital Shares Redeemed	206,330
Total Liabilities	297,734
Net Assets	43,545,546
At March 31, 2021, net assets consisted of:

Paid-in Capital	24,292,200
Total Distributable Earnings (Loss)	19,253,346
Net Assets	43,545,546

Net Assets
Applicable to 1,673,713,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,545,546
Net Asset Value Per Share	$26.02
See accompanying Notes, which are an integral part of the Financial Statements.
61

Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	374,635
Net Investment Income—Note B	374,635
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	74,699
Affiliated Funds Sold	1,696,525
Futures Contracts	19,173
Realized Net Gain (Loss)	1,790,397
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,923,111
Futures Contracts	(11,677)
Change in Unrealized Appreciation (Depreciation)	3,911,434
Net Increase (Decrease) in Net Assets Resulting from Operations	6,076,466
See accompanying Notes, which are an integral part of the Financial Statements.
62

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	374,635	825,556
Realized Net Gain (Loss)	1,790,397	269,202
Change in Unrealized Appreciation (Depreciation)	3,911,434	2,412,559
Net Increase (Decrease) in Net Assets Resulting from Operations	6,076,466	3,507,317
Distributions
Total Distributions	(1,093,220)	(909,779)
Capital Share Transactions
Issued	4,052,962	6,619,919
Issued in Lieu of Cash Distributions	1,072,458	894,998
Redeemed	(7,159,730)	(6,642,323)
Net Increase (Decrease) from Capital Share Transactions	(2,034,310)	872,594
Total Increase (Decrease)	2,948,936	3,470,132
Net Assets
Beginning of Period	40,596,610	37,126,478
End of Period	43,545,546	40,596,610
See accompanying Notes, which are an integral part of the Financial Statements.
63

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.16	$21.60	$21.46	$20.20	$18.09	$16.95
Investment Operations
Net Investment Income	.215[1]	.470[1]	.500[1]	.459[1]	.418[1]	.393
Capital Gain Distributions Received	.043[1]	—	—	.001[1]	.003[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	3.232	1.614	.146	1.243	2.180	1.530
Total from Investment Operations	3.490	2.084	.646	1.703	2.601	1.926
Distributions
Dividends from Net Investment Income	(.409)	(.524)	(.464)	(.410)	(.356)	(.371)
Distributions from Realized Capital Gains	(.221)	—	(.042)	(.033)	(.135)	(.415)
Total Distributions	(.630)	(.524)	(.506)	(.443)	(.491)	(.786)
Net Asset Value, End of Period	$26.02	$23.16	$21.60	$21.46	$20.20	$18.09
Total Return[2]	15.16%	9.71%	3.37%	8.51%	14.76%	11.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,546	$40,597	$37,126	$34,522	$29,798	$24,531
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.15%	2.42%	2.19%	2.22%	2.21%
Portfolio Turnover Rate	5%	18%	7%	8%	9%	14%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
65

Target Retirement 2035 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
66

Target Retirement 2035 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,079,672
Gross Unrealized Appreciation	17,589,746
Gross Unrealized Depreciation	(116,039)
Net Unrealized Appreciation (Depreciation)	17,473,707
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	160,703	303,971
Issued in Lieu of Cash Distributions	42,592	39,637
Redeemed	(282,790)	(309,050)
Net Increase (Decrease) in Shares Outstanding	(79,495)	34,558
67

Target Retirement 2035 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	594,477	NA1	NA1	—	—	227	—	464,281
Vanguard Total Bond Market II Index Fund	6,984,633	1,127,651	109,279	(2,167)	(374,877)	69,430	69,859	7,625,961
Vanguard Total International Bond Index Fund	3,015,281	386,106	75,000	(1,910)	(66,490)	14,158	4,840	3,257,987
Vanguard Total International Bond II Index Fund	—	95,004	—	—	—	5	—	95,004
Vanguard Total International Stock Index Fund	12,008,178	158,431	1,613,711	167,561	2,201,883	158,433	—	12,922,342
Vanguard Total Stock Market Index Fund	17,944,363	295,622	2,742,246	1,533,041	2,162,595	132,382	—	19,193,375
Total	40,546,932	2,062,814	4,540,236	1,696,525	3,923,111	374,635	74,699	43,558,950
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
68

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were well below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.
69

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
70

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, and Vanguard Target Retirement 2035 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3082 052021

Semiannual Report  |  March 31, 2021
Vanguard Target Retirement Funds
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement 2040 Fund	$1,000.00	$1,170.70	$0.76
Target Retirement 2045 Fund	$1,000.00	$1,189.90	$0.82
Target Retirement 2050 Fund	$1,000.00	$1,191.80	$0.82
Target Retirement 2055 Fund	$1,000.00	$1,191.50	$0.82
Target Retirement 2060 Fund	$1,000.00	$1,191.40	$0.82
Target Retirement 2065 Fund	$1,000.00	$1,191.30	$0.82
Based on Hypothetical 5% Yearly Return
Target Retirement 2040 Fund	$1,000.00	$1,024.23	$0.71
Target Retirement 2045 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2050 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2055 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2060 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2065 Fund	$1,000.00	$1,024.18	$0.76
The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.14%, 0.15%, 0.15%, 0.15%, 0.15%, and 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Target Retirement 2040 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	49.0%
Vanguard Total International Stock Index Fund Investor Shares	32.9
Vanguard Total Bond Market II Index Fund Investor Shares	12.6
Vanguard Total International Bond Index Fund Investor Shares	5.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (48.6%)
Vanguard Total Stock Market Index Fund Investor Shares	167,659,520	16,844,752
International Stock Fund (32.6%)
Vanguard Total International Stock Index Fund Investor Shares	562,756,344	11,322,658
U.S. Bond Fund (12.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	395,873,561	4,350,650
International Bond Fund (5.5%)
Vanguard Total International Bond Index Fund Investor Shares	166,179,946	1,894,451
Total Investment Companies (Cost $19,929,068)		34,412,511
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1] Vanguard Market Liquidity Fund, 0.081% (Cost $322,393)	3,224,088	322,409
Total Investments (100.1%) (Cost $20,251,461)		34,734,920
Other Assets and Liabilities—Net (-0.1%)		(38,611)
Net Assets (100%)		34,696,309
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
4

Target Retirement 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,189	155,685	(3,963)
E-mini S&P 500 Index	June 2021	705	139,851	1,100
				(2,863)

See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $20,251,461)	34,734,920
Cash Collateral Pledged—Futures Contracts	11,230
Receivables for Investment Securities Sold	98,132
Receivables for Accrued Income	9,381
Receivables for Capital Shares Issued	27,146
Variation Margin Receivable—Futures Contracts	689
Total Assets	34,881,498
Liabilities
Payables for Investment Securities Purchased	9,381
Payables for Capital Shares Redeemed	175,808
Total Liabilities	185,189
Net Assets	34,696,309
At March 31, 2021, net assets consisted of:

Paid-in Capital	19,175,667
Total Distributable Earnings (Loss)	15,520,642
Net Assets	34,696,309

Net Assets
Applicable to 754,921,803 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,696,309
Net Asset Value Per Share	$45.96
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	304,189
Net Investment Income—Note B	304,189
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	42,037
Affiliated Funds Sold	1,011,121
Futures Contracts	11,591
Realized Net Gain (Loss)	1,064,749
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,074,249
Futures Contracts	(3,709)
Change in Unrealized Appreciation (Depreciation)	4,070,540
Net Increase (Decrease) in Net Assets Resulting from Operations	5,439,478
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	304,189	641,754
Realized Net Gain (Loss)	1,064,749	50,254
Change in Unrealized Appreciation (Depreciation)	4,070,540	2,178,061
Net Increase (Decrease) in Net Assets Resulting from Operations	5,439,478	2,870,069
Distributions
Total Distributions	(727,665)	(701,833)
Capital Share Transactions
Issued	3,488,261	6,050,667
Issued in Lieu of Cash Distributions	714,461	690,099
Redeemed	(6,622,608)	(5,547,404)
Net Increase (Decrease) from Capital Share Transactions	(2,419,886)	1,193,362
Total Increase (Decrease)	2,291,927	3,361,598
Net Assets
Beginning of Period	32,404,382	29,042,784
End of Period	34,696,309	32,404,382
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$40.07	$37.27	$37.26	$34.73	$30.59	$28.09
Investment Operations
Net Investment Income	.381[1]	.799[1]	.850[1]	.786[1]	.718[1]	.660
Capital Gain Distributions Received	.053[1]	—	—	.001[1]	.003[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	6.369	2.892	(.005)	2.441	4.143	2.687
Total from Investment Operations	6.803	3.691	.845	3.228	4.864	3.350
Distributions
Dividends from Net Investment Income	(.719)	(.891)	(.779)	(.684)	(.599)	(.615)
Distributions from Realized Capital Gains	(.194)	—	(.056)	(.014)	(.125)	(.235)
Total Distributions	(.913)	(.891)	(.835)	(.698)	(.724)	(.850)
Net Asset Value, End of Period	$45.96	$40.07	$37.27	$37.26	$34.73	$30.59
Total Return[2]	17.07%	9.96%	2.63%	9.37%	16.26%	12.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,696	$32,404	$29,043	$26,445	$22,324	$17,371
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.74%	2.12%	2.38%	2.17%	2.23%	2.23%
Portfolio Turnover Rate	4%	13%	5%	8%	8%	16%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Target Retirement 2040 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
11

Target Retirement 2040 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,251,461
Gross Unrealized Appreciation	14,556,252
Gross Unrealized Depreciation	(75,656)
Net Unrealized Appreciation (Depreciation)	14,480,596
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	78,913	161,302
Issued in Lieu of Cash Distributions	16,168	17,596
Redeemed	(148,864)	(149,436)
Net Increase (Decrease) in Shares Outstanding	(53,783)	29,462
12

Target Retirement 2040 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	247,069	NA1	NA1	—	—	157	—	322,409
Vanguard Total Bond Market II Index Fund	3,935,308	724,578	94,413	(2,296)	(212,527)	39,307	39,338	4,350,650
Vanguard Total International Bond Index Fund	1,696,600	236,712	—	—	(38,861)	7,904	2,699	1,894,451
Vanguard Total International Stock Index Fund	10,551,197	139,994	1,456,005	135,114	1,952,358	139,995	—	11,322,658
Vanguard Total Stock Market Index Fund	15,976,053	132,946	2,515,829	878,303	2,373,279	116,826	—	16,844,752
Total	32,406,227	1,234,230	4,066,247	1,011,121	4,074,249	304,189	42,037	34,734,920
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
13

Target Retirement 2045 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	53.5%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	7.4
Vanguard Total International Bond Index Fund Investor Shares	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
14

Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (53.1%)
Vanguard Total Stock Market Index Fund Investor Shares	175,788,288	17,661,449
International Stock Fund (35.6%)
Vanguard Total International Stock Index Fund Investor Shares	589,430,388	11,859,339
U.S. Bond Fund (7.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	222,026,311	2,440,069
International Bond Fund (3.1%)
Vanguard Total International Bond Index Fund Investor Shares	90,518,399	1,031,910
Total Investment Companies (Cost $18,402,327)		32,992,767
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1] Vanguard Market Liquidity Fund, 0.081% (Cost $315,302)	3,153,159	315,316
Total Investments (100.0%) (Cost $18,717,629)		33,308,083
Other Assets and Liabilities—Net (0.0%)		(2,053)
Net Assets (100%)		33,306,030
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
15

Target Retirement 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,370	179,384	(4,564)
E-mini S&P 500 Index	June 2021	607	120,411	1,046
				(3,518)

See accompanying Notes, which are an integral part of the Financial Statements.
16

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $18,717,629)	33,308,083
Cash Collateral Pledged—Futures Contracts	8,800
Receivables for Investment Securities Sold	164,183
Receivables for Accrued Income	5,224
Receivables for Capital Shares Issued	29,859
Variation Margin Receivable—Futures Contracts	414
Total Assets	33,516,563
Liabilities
Payables for Investment Securities Purchased	5,224
Payables for Capital Shares Redeemed	205,309
Total Liabilities	210,533
Net Assets	33,306,030
At March 31, 2021, net assets consisted of:

Paid-in Capital	17,964,710
Total Distributable Earnings (Loss)	15,341,320
Net Assets	33,306,030

Net Assets
Applicable to 1,130,875,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,306,030
Net Asset Value Per Share	$29.45
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	290,628
Net Investment Income—Note B	290,628
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	22,548
Affiliated Funds Sold	684,380
Futures Contracts	9,139
Realized Net Gain (Loss)	716,067
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,663,044
Futures Contracts	(4,687)
Change in Unrealized Appreciation (Depreciation)	4,658,357
Net Increase (Decrease) in Net Assets Resulting from Operations	5,665,052
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	290,628	581,187
Realized Net Gain (Loss)	716,067	63,513
Change in Unrealized Appreciation (Depreciation)	4,658,357	2,123,497
Net Increase (Decrease) in Net Assets Resulting from Operations	5,665,052	2,768,197
Distributions
Total Distributions	(634,586)	(636,663)
Capital Share Transactions
Issued	3,077,267	5,359,364
Issued in Lieu of Cash Distributions	623,462	626,488
Redeemed	(5,630,559)	(4,581,926)
Net Increase (Decrease) from Capital Share Transactions	(1,929,830)	1,403,926
Total Increase (Decrease)	3,100,636	3,535,460
Net Assets
Beginning of Period	30,205,394	26,669,934
End of Period	33,306,030	30,205,394
See accompanying Notes, which are an integral part of the Financial Statements.
19

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.22	$23.38	$23.49	$21.80	$19.12	$17.60
Investment Operations
Net Investment Income	.245[1]	.492[1]	.527[1]	.492[1]	.450[1]	.411
Capital Gain Distributions Received	.019[1]	—	—	—	.001[1]	.002
Net Realized and Unrealized Gain (Loss) on Investments	4.501	1.900	(.128)	1.636	2.696	1.692
Total from Investment Operations	4.765	2.392	.399	2.128	3.147	2.105
Distributions
Dividends from Net Investment Income	(.452)	(.552)	(.483)	(.428)	(.375)	(.386)
Distributions from Realized Capital Gains	(.083)	—	(.026)	(.010)	(.092)	(.199)
Total Distributions	(.535)	(.552)	(.509)	(.438)	(.467)	(.585)
Net Asset Value, End of Period	$29.45	$25.22	$23.38	$23.49	$21.80	$19.12
Total Return[2]	18.99%	10.27%	2.06%	9.85%	16.84%	12.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,306	$30,205	$26,670	$24,330	$20,413	$15,987
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.08%	2.35%	2.16%	2.23%	2.43%
Portfolio Turnover Rate	3%	9%	4%	7%	8%	13%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
21

Target Retirement 2045 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

Target Retirement 2045 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,717,629
Gross Unrealized Appreciation	14,636,601
Gross Unrealized Depreciation	(49,665)
Net Unrealized Appreciation (Depreciation)	14,586,936
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	109,380	228,288
Issued in Lieu of Cash Distributions	22,156	25,292
Redeemed	(198,458)	(196,369)
Net Increase (Decrease) in Shares Outstanding	(66,922)	57,211
23

Target Retirement 2045 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	381,076	NA1	NA1	—	—	160	—	315,316
Vanguard Total Bond Market II Index Fund	1,888,027	668,684	—	—	(116,642)	20,872	21,098	2,440,069
Vanguard Total International Bond Index Fund	920,558	132,518	—	—	(21,166)	4,280	1,450	1,031,910
Vanguard Total International Stock Index Fund	10,776,357	143,985	1,198,757	93,024	2,044,730	143,990	—	11,859,339
Vanguard Total Stock Market Index Fund	16,243,273	132,126	2,061,428	591,356	2,756,122	121,326	—	17,661,449
Total	30,209,291	1,077,313	3,260,185	684,380	4,663,044	290,628	22,548	33,308,083
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
24

Target Retirement 2050 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	36.4
Vanguard Total Bond Market II Index Fund Investor Shares	6.4
Vanguard Total International Bond Index Fund Investor Shares	2.9
Vanguard Total International Bond II Index Fund Investor Shares	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
25

Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (53.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	135,716,691	13,635,456
International Stock Fund (36.1%)
	Vanguard Total International Stock Index Fund Investor Shares	454,946,218	9,153,518
U.S. Bond Fund (6.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	146,691,504	1,612,140
International Bond Funds (2.9%)
	Vanguard Total International Bond Index Fund Investor Shares	64,139,105	731,186
[1]	Vanguard Total International Bond II Index Fund Investor Shares	1,500,345	15,003
			746,189
Total Investment Companies (Cost $15,262,171)			25,147,303
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $259,756)	2,597,785	259,778
Total Investments (100.1%) (Cost $15,521,927)			25,407,081
Other Assets and Liabilities—Net (-0.1%)			(16,521)
Net Assets (100%)			25,390,560
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
26

Target Retirement 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,156	151,364	(3,819)
E-mini S&P 500 Index	June 2021	545	108,111	938
				(2,881)

See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,521,927)	25,407,081
Cash Collateral Pledged—Futures Contracts	6,790
Receivables for Investment Securities Sold	79,770
Receivables for Accrued Income	3,516
Receivables for Capital Shares Issued	22,611
Variation Margin Receivable—Futures Contracts	287
Total Assets	25,520,055
Liabilities
Payables for Investment Securities Purchased	3,517
Payables for Capital Shares Redeemed	125,978
Total Liabilities	129,495
Net Assets	25,390,560
At March 31, 2021, net assets consisted of:

Paid-in Capital	15,052,041
Total Distributable Earnings (Loss)	10,338,519
Net Assets	25,390,560

Net Assets
Applicable to 534,373,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,390,560
Net Asset Value Per Share	$47.51
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	222,040
Net Investment Income—Note B	222,040
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	16,053
Affiliated Funds Sold	387,708
Futures Contracts	2,456
Realized Net Gain (Loss)	406,217
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,729,164
Futures Contracts	(4,422)
Change in Unrealized Appreciation (Depreciation)	3,724,742
Net Increase (Decrease) in Net Assets Resulting from Operations	4,352,999
See accompanying Notes, which are an integral part of the Financial Statements.
29

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	222,040	434,278
Realized Net Gain (Loss)	406,217	47,373
Change in Unrealized Appreciation (Depreciation)	3,724,742	1,628,588
Net Increase (Decrease) in Net Assets Resulting from Operations	4,352,999	2,110,239
Distributions
Total Distributions	(470,654)	(462,317)
Capital Share Transactions
Issued	2,897,394	5,098,536
Issued in Lieu of Cash Distributions	460,885	453,580
Redeemed	(4,828,709)	(3,691,857)
Net Increase (Decrease) from Capital Share Transactions	(1,470,430)	1,860,259
Total Increase (Decrease)	2,411,915	3,508,181
Net Assets
Beginning of Period	22,978,645	19,470,464
End of Period	25,390,560	22,978,645
See accompanying Notes, which are an integral part of the Financial Statements.
30

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$40.60	$37.63	$37.80	$35.07	$30.63	$27.95
Investment Operations
Net Investment Income	.396[1]	.793[1]	.851[1]	.794[1]	.727[1]	.636
Capital Gain Distributions Received	.029[1]	—	—	.001[1]	.002[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	7.322	3.053	(.204)	2.629	4.332	2.714
Total from Investment Operations	7.747	3.846	.647	3.424	5.061	3.353
Distributions
Dividends from Net Investment Income	(.741)	(.876)	(.789)	(.684)	(.587)	(.585)
Distributions from Realized Capital Gains	(.096)	—	(.028)	(.010)	(.034)	(.088)
Total Distributions	(.837)	(.876)	(.817)	(.694)	(.621)	(.673)
Net Asset Value, End of Period	$47.51	$40.60	$37.63	$37.80	$35.07	$30.63
Total Return[2]	19.18%	10.26%	2.07%	9.84%	16.84%	12.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,391	$22,979	$19,470	$16,804	$13,407	$9,634
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.08%	2.36%	2.16%	2.24%	2.24%
Portfolio Turnover Rate	3%	9%	3%	7%	6%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Target Retirement 2050 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2050 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,522,419
Gross Unrealized Appreciation	9,910,582
Gross Unrealized Depreciation	(28,801)
Net Unrealized Appreciation (Depreciation)	9,881,781
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	63,959	135,066
Issued in Lieu of Cash Distributions	10,161	11,376
Redeemed	(105,677)	(97,920)
Net Increase (Decrease) in Shares Outstanding	(31,557)	48,522
34

Target Retirement 2050 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	372,765	NA1	NA1	—	—	136	—	259,778
Vanguard Total Bond Market II Index Fund	1,398,010	448,634	153,862	(2,160)	(78,482)	14,571	15,008	1,612,140
Vanguard Total International Bond Index Fund	667,925	78,386	—	—	(15,125)	3,101	1,045	731,186
Vanguard Total International Bond II Index Fund	—	15,003	—	—	—	3	—	15,003
Vanguard Total International Stock Index Fund	8,216,665	131,413	834,061	65,423	1,574,078	110,850	—	9,153,518
Vanguard Total Stock Market Index Fund	12,322,544	163,623	1,423,849	324,445	2,248,693	93,379	—	13,635,456
Total	22,977,909	837,059	2,411,772	387,708	3,729,164	222,040	16,053	25,407,081
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
35

Target Retirement 2055 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	36.3
Vanguard Total Bond Market II Index Fund Investor Shares	6.6
Vanguard Total International Bond Index Fund Investor Shares	2.9
Vanguard Total International Bond II Index Fund Investor Shares	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
36

Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (53.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	77,637,618	7,800,251
International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	260,251,818	5,236,267
U.S. Bond Fund (6.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	85,756,004	942,458
International Bond Funds (3.0%)
	Vanguard Total International Bond Index Fund Investor Shares	36,190,975	412,577
[1]	Vanguard Total International Bond II Index Fund Investor Shares	2,000,460	20,005
			432,582
Total Investment Companies (Cost $9,883,262)			14,411,558
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $144,599)	1,446,197	144,620
Total Investments (100.2%) (Cost $10,027,861)			14,556,178
Other Assets and Liabilities—Net (-0.2%)			(27,842)
Net Assets (100%)			14,528,336
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
37

Target Retirement 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	471	61,672	(1,541)
E-mini S&P 500 Index	June 2021	319	63,280	468
				(1,073)

See accompanying Notes, which are an integral part of the Financial Statements.
38

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $10,027,861)	14,556,178
Cash Collateral Pledged—Futures Contracts	5,050
Receivables for Investment Securities Sold	52,848
Receivables for Accrued Income	2,035
Receivables for Capital Shares Issued	16,422
Variation Margin Receivable—Futures Contracts	327
Total Assets	14,632,860
Liabilities
Payables for Investment Securities Purchased	2,035
Payables for Capital Shares Redeemed	102,489
Total Liabilities	104,524
Net Assets	14,528,336
At March 31, 2021, net assets consisted of:

Paid-in Capital	9,812,627
Total Distributable Earnings (Loss)	4,715,709
Net Assets	14,528,336

Net Assets
Applicable to 281,646,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,528,336
Net Asset Value Per Share	$51.58
See accompanying Notes, which are an integral part of the Financial Statements.
39

Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	125,786
Net Investment Income—Note B	125,786
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	9,162
Affiliated Funds Sold	143,760
Futures Contracts	3,851
Realized Net Gain (Loss)	156,773
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,171,833
Futures Contracts	(2,265)
Change in Unrealized Appreciation (Depreciation)	2,169,568
Net Increase (Decrease) in Net Assets Resulting from Operations	2,452,127
See accompanying Notes, which are an integral part of the Financial Statements.
40

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,786	236,270
Realized Net Gain (Loss)	156,773	27,945
Change in Unrealized Appreciation (Depreciation)	2,169,568	905,382
Net Increase (Decrease) in Net Assets Resulting from Operations	2,452,127	1,169,597
Distributions
Total Distributions	(263,084)	(240,555)
Capital Share Transactions
Issued	2,084,755	3,561,374
Issued in Lieu of Cash Distributions	258,127	236,321
Redeemed	(2,904,718)	(2,027,645)
Net Increase (Decrease) from Capital Share Transactions	(561,836)	1,770,050
Total Increase (Decrease)	1,627,207	2,699,092
Net Assets
Beginning of Period	12,901,129	10,202,037
End of Period	14,528,336	12,901,129
See accompanying Notes, which are an integral part of the Financial Statements.
41

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$44.08	$40.84	$40.95	$37.98	$33.15	$30.14
Investment Operations
Net Investment Income	.431[1]	.862[1]	.929[1]	.868[1]	.796[1]	.642
Capital Gain Distributions Received	.031[1]	—	—	.001[1]	.002[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	7.935	3.307	(.209)	2.819	4.688	2.974
Total from Investment Operations	8.397	4.169	.720	3.688	5.486	3.619
Distributions
Dividends from Net Investment Income	(.791)	(.929)	(.830)	(.718)	(.654)	(.593)
Distributions from Realized Capital Gains	(.106)	—	—	—	(.002)	(.016)
Total Distributions	(.897)	(.929)	(.830)	(.718)	(.656)	(.609)
Net Asset Value, End of Period	$51.58	$44.08	$40.84	$40.95	$37.98	$33.15
Total Return[2]	19.15%	10.25%	2.09%	9.79%	16.86%	12.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,528	$12,901	$10,202	$8,011	$5,600	$3,399
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.09%	2.37%	2.18%	2.26%	2.27%
Portfolio Turnover Rate	4%	8%	3%	5%	5%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
43

Target Retirement 2055 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
44

Target Retirement 2055 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,028,854
Gross Unrealized Appreciation	4,544,274
Gross Unrealized Depreciation	(18,023)
Net Unrealized Appreciation (Depreciation)	4,526,251
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	42,391	86,869
Issued in Lieu of Cash Distributions	5,241	5,459
Redeemed	(58,661)	(49,428)
Net Increase (Decrease) in Shares Outstanding	(11,029)	42,900
45

Target Retirement 2055 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	218,056	NA1	NA1	—	—	79	—	144,620
Vanguard Total Bond Market II Index Fund	817,238	253,601	82,088	(1,085)	(45,208)	8,423	8,554	942,458
Vanguard Total International Bond Index Fund	369,253	56,431	4,452	(100)	(8,555)	1,754	608	412,577
Vanguard Total International Bond II Index Fund	—	20,005	—	—	—	5	—	20,005
Vanguard Total International Stock Index Fund	4,605,242	101,248	390,593	20,520	899,850	62,441	—	5,236,267
Vanguard Total Stock Market Index Fund	6,893,596	164,653	708,169	124,425	1,325,746	53,084	—	7,800,251
Total	12,903,385	595,938	1,185,302	143,760	2,171,833	125,786	9,162	14,556,178
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
46

Target Retirement 2060 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	36.3
Vanguard Total Bond Market II Index Fund Investor Shares	6.7
Vanguard Total International Bond Index Fund Investor Shares	2.7
Vanguard Total International Bond II Index Fund Investor Shares	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
47

Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (53.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	38,472,390	3,865,321
International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	128,483,498	2,585,088
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	43,485,836	477,909
International Bond Funds (2.8%)
	Vanguard Total International Bond Index Fund Investor Shares	16,817,726	191,722
[1]	Vanguard Total International Bond II Index Fund Investor Shares	1,000,230	10,003
			201,725
Total Investment Companies (Cost $5,124,942)			7,130,043
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $75,194)	752,052	75,205
Total Investments (100.3%) (Cost $5,200,136)			7,205,248
Other Assets and Liabilities—Net (-0.3%)			(20,742)
Net Assets (100%)			7,184,506
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
48

Target Retirement 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	243	31,818	(684)
E-mini S&P 500 Index	June 2021	136	26,978	202
				(482)

See accompanying Notes, which are an integral part of the Financial Statements.
49

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $5,200,136)	7,205,248
Cash Collateral Pledged—Futures Contracts	2,570
Receivables for Accrued Income	1,019
Receivables for Capital Shares Issued	9,179
Variation Margin Receivable—Futures Contracts	167
Total Assets	7,218,183
Liabilities
Payables for Investment Securities Purchased	1,019
Payables for Capital Shares Redeemed	32,658
Total Liabilities	33,677
Net Assets	7,184,506
At March 31, 2021, net assets consisted of:

Paid-in Capital	5,142,193
Total Distributable Earnings (Loss)	2,042,313
Net Assets	7,184,506

Net Assets
Applicable to 157,671,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,184,506
Net Asset Value Per Share	$45.57
See accompanying Notes, which are an integral part of the Financial Statements.
50

Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	60,225
Net Investment Income—Note B	60,225
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	4,453
Affiliated Funds Sold	13,930
Futures Contracts	3,645
Realized Net Gain (Loss)	22,028
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,080,972
Futures Contracts	(1,158)
Change in Unrealized Appreciation (Depreciation)	1,079,814
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,067
See accompanying Notes, which are an integral part of the Financial Statements.
51

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,225	106,237
Realized Net Gain (Loss)	22,028	16,393
Change in Unrealized Appreciation (Depreciation)	1,079,814	421,479
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,067	544,109
Distributions
Total Distributions	(125,887)	(102,334)
Capital Share Transactions
Issued	1,321,306	2,143,394
Issued in Lieu of Cash Distributions	122,717	99,595
Redeemed	(1,322,282)	(1,016,890)
Net Increase (Decrease) from Capital Share Transactions	121,741	1,226,099
Total Increase (Decrease)	1,157,921	1,667,874
Net Assets
Beginning of Period	6,026,585	4,358,711
End of Period	7,184,506	6,026,585
See accompanying Notes, which are an integral part of the Financial Statements.
52

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$38.95	$36.07	$36.16	$33.51	$29.25	$26.58
Investment Operations
Net Investment Income	.381[1]	.762[1]	.822[1]	.768[1]	.708[1]	.555
Capital Gain Distributions Received	.028[1]	—	—	—	.002[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	7.008	2.922	(.192)	2.495	4.126	2.635
Total from Investment Operations	7.417	3.684	.630	3.263	4.836	3.193
Distributions
Dividends from Net Investment Income	(.684)	(.804)	(.717)	(.613)	(.574)	(.503)
Distributions from Realized Capital Gains	(.113)	—	(.003)	—	(.002)	(.020)
Total Distributions	(.797)	(.804)	(.720)	(.613)	(.576)	(.523)
Net Asset Value, End of Period	$45.57	$38.95	$36.07	$36.16	$33.51	$29.25
Total Return[2]	19.14%	10.25%	2.07%	9.81%	16.84%	12.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,185	$6,027	$4,359	$3,240	$2,081	$1,143
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.77%	2.09%	2.37%	2.19%	2.28%	2.28%
Portfolio Turnover Rate	5%	6%	2%	3%	4%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
54

Target Retirement 2060 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
55

Target Retirement 2060 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,200,613
Gross Unrealized Appreciation	2,014,266
Gross Unrealized Depreciation	(10,113)
Net Unrealized Appreciation (Depreciation)	2,004,153
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	30,375	59,404
Issued in Lieu of Cash Distributions	2,820	2,603
Redeemed	(30,258)	(28,099)
Net Increase (Decrease) in Shares Outstanding	2,937	33,908
56

Target Retirement 2060 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	101,900	NA1	NA1	—	—	38	—	75,205
Vanguard Total Bond Market II Index Fund	412,678	129,679	41,294	(602)	(22,552)	4,184	4,182	477,909
Vanguard Total International Bond Index Fund	166,074	29,655	—	—	(4,007)	798	271	191,722
Vanguard Total International Bond II Index Fund	—	10,002	—	—	1	2	—	10,003
Vanguard Total International Stock Index Fund	2,137,228	105,035	90,696	1,461	432,060	29,596	—	2,585,088
Vanguard Total Stock Market Index Fund	3,206,171	149,003	178,394	13,071	675,470	25,607	—	3,865,321
Total	6,024,051	423,374	310,384	13,930	1,080,972	60,225	4,453	7,205,248
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
57

Target Retirement 2065 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	55.0%
Vanguard Total International Stock Index Fund Investor Shares	35.4
Vanguard Total Bond Market II Index Fund Investor Shares	7.1
Vanguard Total International Bond Index Fund Investor Shares	2.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
58

Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (98.2%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Investor Shares	6,719,264	675,085
International Stock Fund (34.7%)
Vanguard Total International Stock Index Fund Investor Shares	21,563,390	433,855
U.S. Bond Fund (7.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	7,955,199	87,428
International Bond Fund (2.5%)
Vanguard Total International Bond Index Fund Investor Shares	2,732,938	31,155
Total Investment Companies (Cost $990,371)		1,227,523
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[1] Vanguard Market Liquidity Fund, 0.081% (Cost $20,940)	209,405	20,940
Total Investments (99.9%) (Cost $1,011,311)		1,248,463
Other Assets and Liabilities—Net (0.1%)		903
Net Assets (100%)		1,249,366
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
59

Target Retirement 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	49	6,416	(163)
E-mini S&P 500 Index	June 2021	78	15,473	133
				(30)

See accompanying Notes, which are an integral part of the Financial Statements.
60

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,011,311)	1,248,463
Cash Collateral Pledged—Futures Contracts	880
Receivables for Investment Securities Sold	2,084
Receivables for Accrued Income	180
Receivables for Capital Shares Issued	2,959
Variation Margin Receivable—Futures Contracts	65
Total Assets	1,254,631
Liabilities
Payables for Investment Securities Purchased	180
Payables for Capital Shares Redeemed	5,085
Total Liabilities	5,265
Net Assets	1,249,366
At March 31, 2021, net assets consisted of:

Paid-in Capital	1,007,602
Total Distributable Earnings (Loss)	241,764
Net Assets	1,249,366

Net Assets
Applicable to 43,458,576 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,249,366
Net Asset Value Per Share	$28.75
See accompanying Notes, which are an integral part of the Financial Statements.
61

Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	9,448
Net Investment Income—Note B	9,448
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	706
Affiliated Funds Sold	(244)
Futures Contracts	1,396
Realized Net Gain (Loss)	1,858
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	163,561
Futures Contracts	(98)
Change in Unrealized Appreciation (Depreciation)	163,463
Net Increase (Decrease) in Net Assets Resulting from Operations	174,769
See accompanying Notes, which are an integral part of the Financial Statements.
62

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,448	13,155
Realized Net Gain (Loss)	1,858	1,179
Change in Unrealized Appreciation (Depreciation)	163,463	61,484
Net Increase (Decrease) in Net Assets Resulting from Operations	174,769	75,818
Distributions
Total Distributions	(16,724)	(9,765)
Capital Share Transactions
Issued	437,757	602,188
Issued in Lieu of Cash Distributions	16,018	9,419
Redeemed	(226,661)	(233,506)
Net Increase (Decrease) from Capital Share Transactions	227,114	378,101
Total Increase (Decrease)	385,159	444,154
Net Assets
Beginning of Period	864,207	420,053
End of Period	1,249,366	864,207
See accompanying Notes, which are an integral part of the Financial Statements.
63

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,			July 12, 2017[1] to September 30, 2017
		2020	2019	2018
Net Asset Value, Beginning of Period	$24.52	$22.69	$22.64	$20.79	$20.00
Investment Operations
Net Investment Income[2]	.243	.485	.529	.524	.150
Capital Gain Distributions Received[2]	.018	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	4.408	1.802	(.116)	1.496	.640
Total from Investment Operations	4.669	2.287	.413	2.020	.790
Distributions
Dividends from Net Investment Income	(.400)	(.457)	(.363)	(.170)	—
Distributions from Realized Capital Gains	(.039)	—	.000[3]	—	—
Total Distributions	(.439)	(.457)	(.363)	(.170)	—
Net Asset Value, End of Period	$28.75	$24.52	$22.69	$22.64	$20.79
Total Return[4]	19.13%	10.11%	2.09%	9.75%	3.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,249	$864	$420	$202	$19
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%[5]
Ratio of Net Investment Income to Average Net Assets	1.78%	2.11%	2.42%	2.37%	3.30%[5]
Portfolio Turnover Rate	2%	6%	2%	1%	29%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
65

Target Retirement 2065 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2065 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,011,526
Gross Unrealized Appreciation	239,830
Gross Unrealized Depreciation	(2,923)
Net Unrealized Appreciation (Depreciation)	236,907
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	15,897	26,715
Issued in Lieu of Cash Distributions	584	391
Redeemed	(8,271)	(10,367)
Net Increase (Decrease) in Shares Outstanding	8,210	16,739
67

Target Retirement 2065 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	12,076	NA1	NA1	—	—	8	—	20,940
Vanguard Total Bond Market II Index Fund	61,058	36,260	6,007	(163)	(3,720)	684	666	87,428
Vanguard Total International Bond Index Fund	21,040	10,774	—	—	(659)	121	40	31,155
Vanguard Total International Stock Index Fund	304,083	66,555	217	(30)	63,464	4,497	—	433,855
Vanguard Total Stock Market Index Fund	466,752	116,868	12,960	(51)	104,476	4,138	—	675,085
Total	865,009	230,457	19,184	(244)	163,561	9,448	706	1,248,463
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
68

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were well below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.
69

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
70

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, and Vanguard Target Retirement 2065 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
71

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3082B 052021

Semiannual Report  |  March 31, 2021
Vanguard Institutional Target
Retirement Funds
Vanguard Institutional Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Institutional Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Institutional Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Target Retirement Income Fund	$1,000.00	$1,053.10	$0.46
Institutional Target Retirement 2015 Fund	$1,000.00	$1,062.00	$0.46
Institutional Target Retirement 2020 Fund	$1,000.00	$1,092.80	$0.47
Institutional Target Retirement 2025 Fund	$1,000.00	$1,114.40	$0.47
Institutional Target Retirement 2030 Fund	$1,000.00	$1,133.30	$0.48
Institutional Target Retirement 2035 Fund	$1,000.00	$1,151.80	$0.48
Based on Hypothetical 5% Yearly Return
Institutional Target Retirement Income Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2015 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2020 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2025 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2030 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2035 Fund	$1,000.00	$1,024.48	$0.45
The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Institutional Target Retirement Income Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	37.9%
Vanguard Total Stock Market Index Fund Institutional Shares	18.2
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	17.0
Vanguard Total International Bond Index Fund Admiral Shares	14.3
Vanguard Total International Stock Index Fund Investor Shares	11.4
Vanguard Total International Bond II Index Fund Admiral Shares	1.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Institutional Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.4%)
U.S. Stock Fund (17.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	14,661,753	1,473,653
International Stock Fund (11.2%)
	Vanguard Total International Stock Index Fund Investor Shares	45,606,249	917,598
U.S. Bond Funds (54.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	278,740,495	3,063,358
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	53,299,195	1,377,251
			4,440,609
International Bond Funds (15.3%)
	Vanguard Total International Bond Index Fund Admiral Shares	50,788,085	1,157,968
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	4,831,184	96,575
			1,254,543
Total Investment Companies (Cost $7,012,844)			8,086,403
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $119,964)	1,199,662	119,966
Total Investments (99.9%) (Cost $7,132,808)			8,206,369
Other Assets and Liabilities—Net (0.1%)			9,314
Net Assets (100%)			8,215,683
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
4

Institutional Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	460	60,231	(1,272)
E-mini S&P 500 Index	June 2021	370	73,397	644
				(628)

See accompanying Notes, which are an integral part of the Financial Statements.
5

Institutional Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $7,132,808)	8,206,369
Cash Collateral Pledged—Futures Contracts	4,103
Receivables for Accrued Income	6,310
Receivables for Capital Shares Issued	75,142
Variation Margin Receivable—Futures Contracts	247
Total Assets	8,292,171
Liabilities
Payables for Investment Securities Purchased	73,191
Payables for Capital Shares Redeemed	3,297
Total Liabilities	76,488
Net Assets	8,215,683
At March 31, 2021, net assets consisted of:

Paid-in Capital	7,068,261
Total Distributable Earnings (Loss)	1,147,422
Net Assets	8,215,683

Net Assets
Applicable to 338,292,189 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,215,683
Net Asset Value Per Share	$24.29
See accompanying Notes, which are an integral part of the Financial Statements.
6

Institutional Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	61,906
Net Investment Income—Note B	61,906
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	26,396
Affiliated Funds Sold	52,830
Futures Contracts	3,005
Realized Net Gain (Loss)	82,231
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	230,178
Futures Contracts	(1,217)
Change in Unrealized Appreciation (Depreciation)	228,961
Net Increase (Decrease) in Net Assets Resulting from Operations	373,098
See accompanying Notes, which are an integral part of the Financial Statements.
7

Institutional Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,906	145,587
Realized Net Gain (Loss)	82,231	45,222
Change in Unrealized Appreciation (Depreciation)	228,961	288,423
Net Increase (Decrease) in Net Assets Resulting from Operations	373,098	479,232
Distributions
Total Distributions	(117,877)	(142,415)
Capital Share Transactions
Issued	1,510,600	1,518,511
Issued in Lieu of Cash Distributions	116,995	141,434
Redeemed	(708,064)	(1,297,709)
Net Increase (Decrease) from Capital Share Transactions	919,531	362,236
Total Increase (Decrease)	1,174,752	699,053
Net Assets
Beginning of Period	7,040,931	6,341,878
End of Period	8,215,683	7,040,931
See accompanying Notes, which are an integral part of the Financial Statements.
8

Institutional Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.43	$22.27	$21.45	$21.27	$20.60	$19.46
Investment Operations
Net Investment Income	.200[1]	.499[1]	.552[1]	.537[1]	.404[1]	.341
Capital Gain Distributions Received	.085[1]	—	—	.002[1]	.006[1]	.010
Net Realized and Unrealized Gain (Loss) on Investments	.957	1.153	.860	.167	.667	1.127
Total from Investment Operations	1.242	1.652	1.412	.706	1.077	1.478
Distributions
Dividends from Net Investment Income	(.220)	(.481)	(.569)	(.522)	(.398)	(.337)
Distributions from Realized Capital Gains	(.162)	(.011)	(.023)	(.004)	(.009)	(.001)
Total Distributions	(.382)	(.492)	(.592)	(.526)	(.407)	(.338)
Net Asset Value, End of Period	$24.29	$23.43	$22.27	$21.45	$21.27	$20.60
Total Return	5.31%	7.52%	6.73%	3.34%	5.30%	7.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,216	$7,041	$6,342	$5,661	$5,039	$2,031
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.21%	2.56%	2.50%	1.94%	1.83%
Portfolio Turnover Rate	4%	21%	12%	13%	7%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Institutional Target Retirement Income Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Institutional Target Retirement Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
11

Institutional Target Retirement Income Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,132,808
Gross Unrealized Appreciation	1,101,194
Gross Unrealized Depreciation	(28,261)
Net Unrealized Appreciation (Depreciation)	1,072,933
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	62,185	67,103
Issued in Lieu of Cash Distributions	4,814	6,279
Redeemed	(29,177)	(57,622)
Net Increase (Decrease) in Shares Outstanding	37,822	15,760
At March 31, 2021, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
12

Institutional Target Retirement Income Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	113,251	NA1	NA1	—	—	47	—	119,966
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,183,446	179,678	5,346	16	19,457	10,462	—	1,377,251
Vanguard Total Bond Market II Index Fund	2,601,192	601,847	2,745	—	(136,936)	25,374	24,620	3,063,358
Vanguard Total International Bond Index Fund	1,109,628	70,906	—	—	(22,566)	5,173	1,776	1,157,968
Vanguard Total International Bond II Index Fund	—	96,629	—	—	(54)	20	—	96,575
Vanguard Total International Stock Index Fund	827,368	28,808	103,468	12,630	152,260	10,807	—	917,598
Vanguard Total Stock Market Index Fund	1,221,485	175,226	181,259	40,184	218,017	10,023	—	1,473,653
Total	7,056,370	1,153,094	292,818	52,830	230,178	61,906	26,396	8,206,369
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
13

Institutional Target Retirement 2015 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	36.5%
Vanguard Total Stock Market Index Fund Institutional Shares	20.2
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	15.5
Vanguard Total International Bond Index Fund Admiral Shares	14.3
Vanguard Total International Stock Index Fund Investor Shares	13.0
Vanguard Total International Bond II Index Fund Admiral Shares	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
14

Institutional Target Retirement 2015 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (19.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	19,600,387	1,970,035
International Stock Fund (12.8%)
	Vanguard Total International Stock Index Fund Investor Shares	63,262,514	1,272,842
U.S. Bond Funds (51.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	324,372,668	3,564,855
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	58,518,406	1,512,116
			5,076,971
International Bond Funds (14.6%)
	Vanguard Total International Bond Index Fund Admiral Shares	61,190,117	1,395,135
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	2,475,256	49,480
			1,444,615
Total Investment Companies (Cost $8,219,799)			9,764,463
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $142,343)	1,423,477	142,348
Total Investments (100.0%) (Cost $8,362,142)			9,906,811
Other Assets and Liabilities—Net (0.0%)			(4,387)
Net Assets (100%)			9,902,424
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
15

Institutional Target Retirement 2015 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	557	72,932	(1,640)
E-mini S&P 500 Index	June 2021	366	72,604	630
				(1,010)

See accompanying Notes, which are an integral part of the Financial Statements.
16

Institutional Target Retirement 2015 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,362,142)	9,906,811
Cash Collateral Pledged—Futures Contracts	4,210
Receivables for Accrued Income	7,348
Receivables for Capital Shares Issued	72,061
Variation Margin Receivable—Futures Contracts	221
Total Assets	9,990,651
Liabilities
Payables for Investment Securities Purchased	84,312
Payables for Capital Shares Redeemed	3,915
Total Liabilities	88,227
Net Assets	9,902,424
At March 31, 2021, net assets consisted of:

Paid-in Capital	8,163,676
Total Distributable Earnings (Loss)	1,738,748
Net Assets	9,902,424

Net Assets
Applicable to 401,756,713 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,902,424
Net Asset Value Per Share	$24.65
See accompanying Notes, which are an integral part of the Financial Statements.
17

Institutional Target Retirement 2015 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	78,140
Net Investment Income—Note B	78,140
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	31,830
Affiliated Funds Sold	150,742
Futures Contracts	3,502
Realized Net Gain (Loss)	186,074
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	291,740
Futures Contracts	(2,207)
Change in Unrealized Appreciation (Depreciation)	289,533
Net Increase (Decrease) in Net Assets Resulting from Operations	553,747
See accompanying Notes, which are an integral part of the Financial Statements.
18

Institutional Target Retirement 2015 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,140	193,796
Realized Net Gain (Loss)	186,074	171,215
Change in Unrealized Appreciation (Depreciation)	289,533	282,873
Net Increase (Decrease) in Net Assets Resulting from Operations	553,747	647,884
Distributions
Total Distributions	(307,039)	(269,259)
Capital Share Transactions
Issued	1,296,925	1,564,673
Issued in Lieu of Cash Distributions	305,101	267,767
Redeemed	(936,877)	(1,945,930)
Net Increase (Decrease) from Capital Share Transactions	665,149	(113,490)
Total Increase (Decrease)	911,857	265,135
Net Assets
Beginning of Period	8,990,567	8,725,432
End of Period	9,902,424	8,990,567
See accompanying Notes, which are an integral part of the Financial Statements.
19

Institutional Target Retirement 2015 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.99	$22.96	$22.39	$21.87	$20.64	$19.06
Investment Operations
Net Investment Income	.205[1]	.510[1]	.561[1]	.536[1]	.433[1]	.345
Capital Gain Distributions Received	.084[1]	—	—	.002[1]	.006[1]	.008
Net Realized and Unrealized Gain (Loss) on Investments	1.196	1.243	.716	.459	1.182	1.380
Total from Investment Operations	1.485	1.753	1.277	.997	1.621	1.733
Distributions
Dividends from Net Investment Income	(.395)	(.579)	(.537)	(.449)	(.381)	(.152)
Distributions from Realized Capital Gains	(.430)	(.144)	(.170)	(.028)	(.010)	(.001)
Total Distributions	(.825)	(.723)	(.707)	(.477)	(.391)	(.153)
Net Asset Value, End of Period	$24.65	$23.99	$22.96	$22.39	$21.87	$20.64
Total Return	6.20%	7.77%	6.08%	4.60%	8.02%	9.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,902	$8,991	$8,725	$8,246	$7,614	$6,023
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.67%	2.21%	2.55%	2.42%	2.07%	2.04%
Portfolio Turnover Rate	6%	24%	16%	15%	10%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Institutional Target Retirement 2015 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
21

Institutional Target Retirement 2015 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

Institutional Target Retirement 2015 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,362,206
Gross Unrealized Appreciation	1,571,892
Gross Unrealized Depreciation	(28,297)
Net Unrealized Appreciation (Depreciation)	1,543,595
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	52,617	67,872
Issued in Lieu of Cash Distributions	12,438	11,627
Redeemed	(38,002)	(84,778)
Net Increase (Decrease) in Shares Outstanding	27,053	(5,279)
At March 31, 2021, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
23

Institutional Target Retirement 2015 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	135,139	NA1	NA1	—	—	52	—	142,348
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,321,667	170,942	2,347	13	21,841	11,659	—	1,512,116
Vanguard Total Bond Market II Index Fund	3,143,956	588,557	4,888	(31)	(162,739)	30,390	29,681	3,564,855
Vanguard Total International Bond Index Fund	1,352,876	69,411	—	—	(27,152)	6,262	2,149	1,395,135
Vanguard Total International Bond II Index Fund	—	49,505	—	—	(25)	12	—	49,480
Vanguard Total International Stock Index Fund	1,239,543	15,664	222,319	38,400	201,554	15,664	—	1,272,842
Vanguard Total Stock Market Index Fund	1,826,150	108,526	335,262	112,360	258,261	14,101	—	1,970,035
Total	9,019,331	1,002,605	564,816	150,742	291,740	78,140	31,830	9,906,811
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
24

Institutional Target Retirement 2020 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	30.9%
Vanguard Total Stock Market Index Fund Institutional Shares	29.1
Vanguard Total International Stock Index Fund Investor Shares	18.8
Vanguard Total International Bond Index Fund Admiral Shares	11.6
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	9.1
Vanguard Total International Bond II Index Fund Admiral Shares	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
25

Institutional Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.2%)
U.S. Stock Fund (28.6%)
	Vanguard Total Stock Market Index Fund Institutional Shares	79,951,038	8,035,879
International Stock Fund (18.4%)
	Vanguard Total International Stock Index Fund Investor Shares	257,698,753	5,184,899
U.S. Bond Funds (39.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	775,802,074	8,526,065
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	97,185,199	2,511,265
			11,037,330
International Bond Funds (12.0%)
	Vanguard Total International Bond Index Fund Admiral Shares	140,907,841	3,212,699
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	7,752,857	154,980
			3,367,679
Total Investment Companies (Cost $22,045,989)			27,625,787
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $503,538)	5,035,404	503,540
Total Investments (100.0%) (Cost $22,549,527)			28,129,327
Other Assets and Liabilities—Net (0.0%)			(12,077)
Net Assets (100%)			28,117,250
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
26

Institutional Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	2,026	265,279	(5,827)
E-mini S&P 500 Index	June 2021	1,200	238,044	2,455
				(3,372)

See accompanying Notes, which are an integral part of the Financial Statements.
27

Institutional Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $22,549,527)	28,129,327
Cash Collateral Pledged—Futures Contracts	13,850
Receivables for Investment Securities Sold	75,000
Receivables for Accrued Income	17,566
Receivables for Capital Shares Issued	135,029
Variation Margin Receivable—Futures Contracts	676
Total Assets	28,371,448
Liabilities
Payables for Investment Securities Purchased	234,563
Payables for Capital Shares Redeemed	19,635
Total Liabilities	254,198
Net Assets	28,117,250
At March 31, 2021, net assets consisted of:

Paid-in Capital	22,039,732
Total Distributable Earnings (Loss)	6,077,518
Net Assets	28,117,250

Net Assets
Applicable to 1,057,332,686 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,117,250
Net Asset Value Per Share	$26.59
See accompanying Notes, which are an integral part of the Financial Statements.
28

Institutional Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	222,309
Net Investment Income—Note B	222,309
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	74,411
Affiliated Funds Sold	404,114
Futures Contracts	12,627
Realized Net Gain (Loss)	491,152
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,565,607
Futures Contracts	(6,412)
Change in Unrealized Appreciation (Depreciation)	1,559,195
Net Increase (Decrease) in Net Assets Resulting from Operations	2,272,656
See accompanying Notes, which are an integral part of the Financial Statements.
29

Institutional Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	222,309	543,079
Realized Net Gain (Loss)	491,152	287,325
Change in Unrealized Appreciation (Depreciation)	1,559,195	1,127,841
Net Increase (Decrease) in Net Assets Resulting from Operations	2,272,656	1,958,245
Distributions
Total Distributions	(753,921)	(644,846)
Capital Share Transactions
Issued	3,994,062	4,006,225
Issued in Lieu of Cash Distributions	747,225	640,431
Redeemed	(2,893,259)	(5,337,752)
Net Increase (Decrease) from Capital Share Transactions	1,848,028	(691,096)
Total Increase (Decrease)	3,366,763	622,303
Net Assets
Beginning of Period	24,750,487	24,128,184
End of Period	28,117,250	24,750,487
See accompanying Notes, which are an integral part of the Financial Statements.
30

Institutional Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.05	$23.69	$23.08	$22.23	$20.58	$18.84
Investment Operations
Net Investment Income[1]	.223	.532	.575	.532	.464	.444
Capital Gain Distributions Received[1]	.075	—	—	.001	.005	.007
Net Realized and Unrealized Gain (Loss) on Investments	2.015	1.469	.585	.773	1.582	1.453
Total from Investment Operations	2.313	2.001	1.160	1.306	2.051	1.904
Distributions
Dividends from Net Investment Income	(.435)	(.597)	(.531)	(.448)	(.391)	(.162)
Distributions from Realized Capital Gains	(.338)	(.044)	(.019)	(.008)	(.010)	(.002)
Total Distributions	(.773)	(.641)	(.550)	(.456)	(.401)	(.164)
Net Asset Value, End of Period	$26.59	$25.05	$23.69	$23.08	$22.23	$20.58
Total Return	9.28%	8.55%	5.34%	5.92%	10.17%	10.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,117	$24,750	$24,128	$21,839	$17,587	$11,613
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.23%	2.54%	2.35%	2.20%	2.25%
Portfolio Turnover Rate	7%	24%	13%	8%	6%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Institutional Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Institutional Target Retirement 2020 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
33

Institutional Target Retirement 2020 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,551,043
Gross Unrealized Appreciation	5,652,114
Gross Unrealized Depreciation	(77,202)
Net Unrealized Appreciation (Depreciation)	5,574,912
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	151,224	167,623
Issued in Lieu of Cash Distributions	28,498	26,519
Redeemed	(110,300)	(224,861)
Net Increase (Decrease) in Shares Outstanding	69,422	(30,719)
At March 31, 2021, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
34

Institutional Target Retirement 2020 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	372,446	NA1	NA1	—	—	156	—	503,540
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,061,160	420,531	5,560	(4)	35,138	18,909	—	2,511,265
Vanguard Total Bond Market II Index Fund	7,254,034	1,725,017	68,567	(1,511)	(382,908)	71,251	69,390	8,526,065
Vanguard Total International Bond Index Fund	3,145,209	206,663	75,000	(1,853)	(62,320)	14,641	5,021	3,212,699
Vanguard Total International Bond II Index Fund	—	155,020	—	—	(40)	20	—	154,980
Vanguard Total International Stock Index Fund	4,855,341	65,113	662,532	66,270	860,707	60,861	—	5,184,899
Vanguard Total Stock Market Index Fund	7,146,298	482,777	1,049,438	341,212	1,115,030	56,471	—	8,035,879
Total	24,834,488	3,055,121	1,861,097	404,114	1,565,607	222,309	74,411	28,129,327
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
35

Institutional Target Retirement 2025 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	35.5%
Vanguard Total Bond Market II Index Fund Investor Shares	28.9
Vanguard Total International Stock Index Fund Investor Shares	23.0
Vanguard Total International Bond Index Fund Admiral Shares	10.6
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	1.3
Vanguard Total International Bond II Index Fund Admiral Shares	0.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
36

Institutional Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (34.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	153,868,896	15,465,363
International Stock Fund (22.5%)
	Vanguard Total International Stock Index Fund Investor Shares	496,482,604	9,989,230
U.S. Bond Funds (29.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,142,539,377	12,556,508
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	22,667,713	585,733
			13,142,241
International Bond Funds (11.1%)
	Vanguard Total International Bond Index Fund Admiral Shares	202,614,041	4,619,600
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	15,443,612	308,718
			4,928,318
Total Investment Companies (Cost $33,950,262)			43,525,152
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $791,284)	7,912,981	791,298
Total Investments (99.9%) (Cost $34,741,546)			44,316,450
Other Assets and Liabilities—Net (0.1%)			33,437
Net Assets (100%)			44,349,887
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
37

Institutional Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	3,224	422,143	(8,415)
E-mini S&P 500 Index	June 2021	2,111	418,759	3,695
				(4,720)

See accompanying Notes, which are an integral part of the Financial Statements.
38

Institutional Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $34,741,546)	44,316,450
Cash Collateral Pledged—Futures Contracts	22,331
Receivables for Investment Securities Sold	100,000
Receivables for Accrued Income	25,792
Receivables for Capital Shares Issued	255,046
Variation Margin Receivable—Futures Contracts	1,119
Total Assets	44,720,738
Liabilities
Payables for Investment Securities Purchased	349,528
Payables for Capital Shares Redeemed	21,323
Total Liabilities	370,851
Net Assets	44,349,887
At March 31, 2021, net assets consisted of:

Paid-in Capital	34,330,338
Total Distributable Earnings (Loss)	10,019,549
Net Assets	44,349,887

Net Assets
Applicable to 1,585,785,935 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,349,887
Net Asset Value Per Share	$27.97
See accompanying Notes, which are an integral part of the Financial Statements.
39

Institutional Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	346,202
Net Investment Income—Note B	346,202
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	107,371
Affiliated Funds Sold	273,748
Futures Contracts	21,817
Realized Net Gain (Loss)	402,936
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,455,255
Futures Contracts	(8,913)
Change in Unrealized Appreciation (Depreciation)	3,446,342
Net Increase (Decrease) in Net Assets Resulting from Operations	4,195,480
See accompanying Notes, which are an integral part of the Financial Statements.
40

Institutional Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	346,202	794,379
Realized Net Gain (Loss)	402,936	98,344
Change in Unrealized Appreciation (Depreciation)	3,446,342	2,074,737
Net Increase (Decrease) in Net Assets Resulting from Operations	4,195,480	2,967,460
Distributions
Total Distributions	(830,728)	(842,721)
Capital Share Transactions
Issued	6,684,521	6,521,021
Issued in Lieu of Cash Distributions	822,453	837,029
Redeemed	(3,131,262)	(6,207,898)
Net Increase (Decrease) from Capital Share Transactions	4,375,712	1,150,152
Total Increase (Decrease)	7,740,464	3,274,891
Net Assets
Beginning of Period	36,609,423	33,334,532
End of Period	44,349,887	36,609,423
See accompanying Notes, which are an integral part of the Financial Statements.
41

Institutional Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.63	$24.07	$23.53	$22.46	$20.48	$18.65
Investment Operations
Net Investment Income[1]	.236	.553	.585	.528	.480	.452
Capital Gain Distributions Received[1]	.073	—	—	.001	.005	.006
Net Realized and Unrealized Gain (Loss) on Investments	2.611	1.613	.494	.997	1.895	1.538
Total from Investment Operations	2.920	2.166	1.079	1.526	2.380	1.996
Distributions
Dividends from Net Investment Income	(.461)	(.599)	(.527)	(.452)	(.392)	(.165)
Distributions from Realized Capital Gains	(.119)	(.007)	(.012)	(.004)	(.008)	(.001)
Total Distributions	(.580)	(.606)	(.539)	(.456)	(.400)	(.166)
Net Asset Value, End of Period	$27.97	$25.63	$24.07	$23.53	$22.46	$20.48
Total Return	11.44%	9.08%	4.91%	6.85%	11.85%	10.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,350	$36,609	$33,335	$28,058	$21,610	$13,626
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.73%	2.28%	2.54%	2.29%	2.27%	2.30%
Portfolio Turnover Rate	5%	24%	9%	9%	4%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Institutional Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
43

Institutional Target Retirement 2025 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
44

Institutional Target Retirement 2025 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,741,546
Gross Unrealized Appreciation	9,722,922
Gross Unrealized Depreciation	(152,738)
Net Unrealized Appreciation (Depreciation)	9,570,184
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	241,845	267,358
Issued in Lieu of Cash Distributions	30,006	33,765
Redeemed	(114,680)	(257,510)
Net Increase (Decrease) in Shares Outstanding	157,171	43,613
At March 31, 2021, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
45

Institutional Target Retirement 2025 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	547,353	NA1	NA1	—	—	250	—	791,298
Vanguard Short-Term Inflation-Protected Securities Index Fund	179,052	401,514	—	—	5,167	2,890	—	585,733
Vanguard Total Bond Market II Index Fund	10,119,894	3,014,552	19,574	—	(558,364)	102,099	100,431	12,556,508
Vanguard Total International Bond Index Fund	4,358,832	453,765	100,000	(2,719)	(90,278)	20,671	6,940	4,619,600
Vanguard Total International Bond II Index Fund	—	308,858	—	—	(140)	42	—	308,718
Vanguard Total International Stock Index Fund	8,655,791	235,278	600,214	29,091	1,669,284	114,282	—	9,989,230
Vanguard Total Stock Market Index Fund	12,917,181	1,049,409	1,178,189	247,376	2,429,586	105,968	—	15,465,363
Total	36,778,103	5,463,376	1,897,977	273,748	3,455,255	346,202	107,371	44,316,450
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
46

Institutional Target Retirement 2030 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	40.6%
Vanguard Total International Stock Index Fund Investor Shares	26.0
Vanguard Total Bond Market II Index Fund Investor Shares	24.2
Vanguard Total International Bond Index Fund Admiral Shares	8.5
Vanguard Total International Bond II Index Fund Admiral Shares	0.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
47

Institutional Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (39.8%)
	Vanguard Total Stock Market Index Fund Institutional Shares	180,971,468	18,189,443
International Stock Fund (25.5%)
	Vanguard Total International Stock Index Fund Investor Shares	578,128,881	11,631,953
U.S. Bond Fund (23.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	985,011,563	10,825,277
International Bond Funds (9.1%)
	Vanguard Total International Bond Index Fund Admiral Shares	167,868,330	3,827,398
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	16,822,778	336,287
			4,163,685
Total Investment Companies (Cost $34,531,333)			44,810,358
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $814,358)	8,143,782	814,378
Total Investments (99.9%) (Cost $35,345,691)			45,624,736
Other Assets and Liabilities—Net (0.1%)			24,899
Net Assets (100%)			45,649,635
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
48

Institutional Target Retirement 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	3,315	434,058	(8,551)
E-mini S&P 500 Index	June 2021	2,189	434,232	3,508
				(5,043)

See accompanying Notes, which are an integral part of the Financial Statements.
49

Institutional Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $35,345,691)	45,624,736
Cash Collateral Pledged—Futures Contracts	23,221
Receivables for Investment Securities Sold	100,000
Receivables for Accrued Income	22,087
Receivables for Capital Shares Issued	228,180
Variation Margin Receivable—Futures Contracts	1,180
Total Assets	45,999,404
Liabilities
Payables for Investment Securities Purchased	331,831
Payables for Capital Shares Redeemed	17,938
Total Liabilities	349,769
Net Assets	45,649,635
At March 31, 2021, net assets consisted of:

Paid-in Capital	35,051,937
Total Distributable Earnings (Loss)	10,597,698
Net Assets	45,649,635

Net Assets
Applicable to 1,582,973,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,649,635
Net Asset Value Per Share	$28.84
See accompanying Notes, which are an integral part of the Financial Statements.
50

Institutional Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	353,318
Net Investment Income—Note B	353,318
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	88,159
Affiliated Funds Sold	125,062
Futures Contracts	26,183
Realized Net Gain (Loss)	239,404
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,246,009
Futures Contracts	(9,521)
Change in Unrealized Appreciation (Depreciation)	4,236,488
Net Increase (Decrease) in Net Assets Resulting from Operations	4,829,210
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	353,318	746,980
Realized Net Gain (Loss)	239,404	58,291
Change in Unrealized Appreciation (Depreciation)	4,236,488	2,190,910
Net Increase (Decrease) in Net Assets Resulting from Operations	4,829,210	2,996,181
Distributions
Total Distributions	(746,753)	(793,596)
Capital Share Transactions
Issued	7,687,415	6,940,338
Issued in Lieu of Cash Distributions	737,804	786,523
Redeemed	(2,668,562)	(5,358,586)
Net Increase (Decrease) from Capital Share Transactions	5,756,657	2,368,275
Total Increase (Decrease)	9,839,114	4,570,860
Net Assets
Beginning of Period	35,810,521	31,239,661
End of Period	45,649,635	35,810,521
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.93	$24.27	$23.89	$22.61	$20.36	$18.45
Investment Operations
Net Investment Income[1]	.246	.548	.582	.531	.485	.455
Capital Gain Distributions Received[1]	.061	—	—	.001	.004	.004
Net Realized and Unrealized Gain (Loss) on Investments	3.135	1.724	.330	1.201	2.160	1.615
Total from Investment Operations	3.442	2.272	.912	1.733	2.649	2.074
Distributions
Dividends from Net Investment Income	(.463)	(.607)	(.529)	(.450)	(.393)	(.163)
Distributions from Realized Capital Gains	(.069)	(.005)	(.003)	(.003)	(.006)	(.001)
Total Distributions	(.532)	(.612)	(.532)	(.453)	(.399)	(.164)
Net Asset Value, End of Period	$28.84	$25.93	$24.27	$23.89	$22.61	$20.36
Total Return	13.33%	9.43%	4.15%	7.73%	13.27%	11.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,650	$35,811	$31,240	$25,819	$19,142	$11,486
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.24%	2.51%	2.27%	2.29%	2.34%
Portfolio Turnover Rate	3%	21%	8%	7%	4%	3%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Institutional Target Retirement 2030 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Institutional Target Retirement 2030 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,345,691
Gross Unrealized Appreciation	10,441,246
Gross Unrealized Depreciation	(167,244)
Net Unrealized Appreciation (Depreciation)	10,274,002
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	270,993	282,498
Issued in Lieu of Cash Distributions	26,266	31,248
Redeemed	(95,305)	(219,634)
Net Increase (Decrease) in Shares Outstanding	201,954	94,112
At March 31, 2021, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
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Institutional Target Retirement 2030 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	580,490	NA1	NA1	—	—	275	—	814,378
Vanguard Total Bond Market II Index Fund	8,036,440	3,271,300	13,634	—	(468,829)	84,379	82,432	10,825,277
Vanguard Total International Bond Index Fund	3,492,730	512,372	100,000	(2,719)	(74,985)	16,989	5,727	3,827,398
Vanguard Total International Bond II Index Fund	—	336,614	—	—	(327)	47	—	336,287
Vanguard Total International Stock Index Fund	9,559,971	552,236	384,516	17,166	1,887,096	129,246	—	11,631,953
Vanguard Total Stock Market Index Fund	14,289,289	1,680,660	794,175	110,615	2,903,054	122,382	—	18,189,443
Total	35,958,920	6,353,182	1,292,325	125,062	4,246,009	353,318	88,159	45,624,736
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
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Institutional Target Retirement 2035 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	45.1%
Vanguard Total International Stock Index Fund Investor Shares	29.0
Vanguard Total Bond Market II Index Fund Investor Shares	18.8
Vanguard Total International Bond Index Fund Admiral Shares	6.7
Vanguard Total International Bond II Index Fund Admiral Shares	0.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
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Institutional Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (44.2%)
	Vanguard Total Stock Market Index Fund Institutional Shares	185,764,212	18,671,161
International Stock Fund (28.4%)
	Vanguard Total International Stock Index Fund Investor Shares	596,649,231	12,004,583
U.S. Bond Fund (18.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	707,061,234	7,770,603
International Bond Funds (7.1%)
	Vanguard Total International Bond Index Fund Admiral Shares	122,092,855	2,783,717
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	9,353,909	186,985
			2,970,702
Total Investment Companies (Cost $31,011,559)			41,417,049
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $766,927)	7,669,513	766,951
Total Investments (99.9%) (Cost $31,778,486)			42,184,000
Other Assets and Liabilities—Net (0.1%)			49,324
Net Assets (100%)			42,233,324
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
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Institutional Target Retirement 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	2,705	354,186	(7,025)
E-mini S&P 500 Index	June 2021	2,406	477,278	4,160
				(2,865)

See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $31,778,486)	42,184,000
Cash Collateral Pledged—Futures Contracts	24,264
Receivables for Investment Securities Sold	20,000
Receivables for Accrued Income	15,861
Receivables for Capital Shares Issued	202,824
Variation Margin Receivable—Futures Contracts	1,437
Total Assets	42,448,386
Liabilities
Payables for Investment Securities Purchased	204,142
Payables for Capital Shares Redeemed	10,920
Total Liabilities	215,062
Net Assets	42,233,324
At March 31, 2021, net assets consisted of:

Paid-in Capital	31,567,524
Total Distributable Earnings (Loss)	10,665,800
Net Assets	42,233,324

Net Assets
Applicable to 1,424,703,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,233,324
Net Asset Value Per Share	$29.64
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	330,573
Net Investment Income—Note B	330,573
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	62,347
Affiliated Funds Sold	93,330
Futures Contracts	17,257
Realized Net Gain (Loss)	172,934
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,557,216
Futures Contracts	(3,885)
Change in Unrealized Appreciation (Depreciation)	4,553,331
Net Increase (Decrease) in Net Assets Resulting from Operations	5,056,838
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	330,573	670,020
Realized Net Gain (Loss)	172,934	56,564
Change in Unrealized Appreciation (Depreciation)	4,553,331	2,125,476
Net Increase (Decrease) in Net Assets Resulting from Operations	5,056,838	2,852,060
Distributions
Total Distributions	(688,077)	(710,973)
Capital Share Transactions
Issued	6,543,511	6,240,319
Issued in Lieu of Cash Distributions	680,891	705,511
Redeemed	(2,269,660)	(4,761,576)
Net Increase (Decrease) from Capital Share Transactions	4,954,742	2,184,254
Total Increase (Decrease)	9,323,503	4,325,341
Net Assets
Beginning of Period	32,909,821	28,584,480
End of Period	42,233,324	32,909,821
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.22	$24.47	$24.25	$22.78	$20.23	$18.27
Investment Operations
Net Investment Income[1]	.254	.544	.579	.533	.489	.457
Capital Gain Distributions Received[1]	.048	—	—	.001	.003	.003
Net Realized and Unrealized Gain (Loss) on Investments	3.660	1.813	.174	1.394	2.457	1.664
Total from Investment Operations	3.962	2.357	.753	1.928	2.949	2.124
Distributions
Dividends from Net Investment Income	(.484)	(.606)	(.528)	(.454)	(.394)	(.164)
Distributions from Realized Capital Gains	(.058)	(.001)	(.005)	(.004)	(.005)	—
Total Distributions	(.542)	(.607)	(.533)	(.458)	(.399)	(.164)
Net Asset Value, End of Period	$29.64	$26.22	$24.47	$24.25	$22.78	$20.23
Total Return	15.18%	9.70%	3.45%	8.54%	14.85%	11.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,233	$32,910	$28,584	$23,762	$17,576	$10,702
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.20%	2.47%	2.25%	2.30%	2.37%
Portfolio Turnover Rate	3%	18%	7%	8%	4%	2%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
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Institutional Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Institutional Target Retirement 2035 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Institutional Target Retirement 2035 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,778,486
Gross Unrealized Appreciation	10,533,222
Gross Unrealized Depreciation	(130,573)
Net Unrealized Appreciation (Depreciation)	10,402,649
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	225,210	252,004
Issued in Lieu of Cash Distributions	23,741	27,602
Redeemed	(79,340)	(192,853)
Net Increase (Decrease) in Shares Outstanding	169,611	86,753
At March 31, 2021, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
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Institutional Target Retirement 2035 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	528,595	NA1	NA1	—	—	245	—	766,951
Vanguard Total Bond Market II Index Fund	5,496,624	2,610,696	2,590	—	(334,127)	59,592	58,257	7,770,603
Vanguard Total International Bond Index Fund	2,577,138	282,630	20,813	(540)	(54,698)	12,192	4,090	2,783,717
Vanguard Total International Bond II Index Fund	—	187,098	—	—	(113)	30	—	186,985
Vanguard Total International Stock Index Fund	9,790,756	606,646	349,794	17,060	1,939,915	132,950	—	12,004,583
Vanguard Total Stock Market Index Fund	14,649,147	1,532,716	593,751	76,810	3,006,239	125,564	—	18,671,161
Total	33,042,260	5,219,786	966,948	93,330	4,557,216	330,573	62,347	42,184,000
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
68

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Institutional Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were well below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.
69

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Institutional Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
70

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Target Retirement Income Fund, Vanguard Institutional Target Retirement 2015 Fund, Vanguard Institutional Target Retirement 2020 Fund, Vanguard Institutional Target Retirement 2025 Fund, Vanguard Institutional Target Retirement 2030 Fund, and Vanguard Institutional Target Retirement 2035 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
71

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6732 052021

Semiannual Report  |  March 31, 2021
Vanguard Institutional Target
Retirement Funds
Vanguard Institutional Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Institutional Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Institutional Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Target Retirement 2040 Fund	$1,000.00	$1,171.20	$0.49
Institutional Target Retirement 2045 Fund	$1,000.00	$1,190.10	$0.49
Institutional Target Retirement 2050 Fund	$1,000.00	$1,192.40	$0.49
Institutional Target Retirement 2055 Fund	$1,000.00	$1,192.20	$0.49
Institutional Target Retirement 2060 Fund	$1,000.00	$1,192.10	$0.49
Institutional Target Retirement 2065 Fund	$1,000.00	$1,192.20	$0.49
Based on Hypothetical 5% Yearly Return
Institutional Target Retirement 2040 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2045 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2050 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2055 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2060 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2065 Fund	$1,000.00	$1,024.48	$0.45
The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Institutional Target Retirement 2040 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	49.7%
Vanguard Total International Stock Index Fund Investor Shares	32.0
Vanguard Total Bond Market II Index Fund Investor Shares	13.3
Vanguard Total International Bond Index Fund Admiral Shares	4.7
Vanguard Total International Bond II Index Fund Admiral Shares	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Institutional Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (48.7%)
	Vanguard Total Stock Market Index Fund Institutional Shares	187,417,522	18,837,335
International Stock Fund (31.4%)
	Vanguard Total International Stock Index Fund Investor Shares	603,421,546	12,140,842
U.S. Bond Fund (13.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	461,115,967	5,067,664
International Bond Funds (4.9%)
	Vanguard Total International Bond Index Fund Admiral Shares	77,767,350	1,773,095
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	5,369,666	107,340
			1,880,435
Total Investment Companies (Cost $27,952,675)			37,926,276
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $699,134)	6,991,509	699,151
Total Investments (99.9%) (Cost $28,651,809)			38,625,427
Other Assets and Liabilities—Net (0.1%)			44,793
Net Assets (100%)			38,670,220
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Institutional Target Retirement 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	2,353	308,096	(6,737)
E-mini S&P 500 Index	June 2021	2,265	449,308	4,024
				(2,713)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $28,651,809)	38,625,427
Cash Collateral Pledged—Futures Contracts	22,754
Receivables for Accrued Income	10,199
Receivables for Capital Shares Issued	196,466
Variation Margin Receivable—Futures Contracts	1,390
Total Assets	38,856,236
Liabilities
Payables for Investment Securities Purchased	165,497
Payables for Capital Shares Redeemed	20,519
Total Liabilities	186,016
Net Assets	38,670,220
At March 31, 2021, net assets consisted of:

Paid-in Capital	28,514,918
Total Distributable Earnings (Loss)	10,155,302
Net Assets	38,670,220

Net Assets
Applicable to 1,268,765,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,670,220
Net Asset Value Per Share	$30.48
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	302,553
Net Investment Income—Note B	302,553
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	39,605
Affiliated Funds Sold	44,516
Futures Contracts	13,334
Realized Net Gain (Loss)	97,455
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,679,765
Futures Contracts	(3,558)
Change in Unrealized Appreciation (Depreciation)	4,676,207
Net Increase (Decrease) in Net Assets Resulting from Operations	5,076,215
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	302,553	579,993
Realized Net Gain (Loss)	97,455	31,045
Change in Unrealized Appreciation (Depreciation)	4,676,207	1,990,348
Net Increase (Decrease) in Net Assets Resulting from Operations	5,076,215	2,601,386
Distributions
Total Distributions	(588,311)	(616,023)
Capital Share Transactions
Issued	6,442,322	5,669,183
Issued in Lieu of Cash Distributions	581,926	610,821
Redeemed	(1,991,533)	(4,173,157)
Net Increase (Decrease) from Capital Share Transactions	5,032,715	2,106,847
Total Increase (Decrease)	9,520,619	4,092,210
Net Assets
Beginning of Period	29,149,601	25,057,391
End of Period	38,670,220	29,149,601
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.49	$24.66	$24.61	$22.93	$20.10	$18.08
Investment Operations
Net Investment Income[1]	.264	.539	.575	.535	.494	.461
Capital Gain Distributions Received[1]	.035	—	—	—	.002	.002
Net Realized and Unrealized Gain (Loss) on Investments	4.216	1.898	(.005)	1.601	2.730	1.718
Total from Investment Operations	4.515	2.437	.570	2.136	3.226	2.181
Distributions
Dividends from Net Investment Income	(.490)	(.604)	(.519)	(.453)	(.393)	(.161)
Distributions from Realized Capital Gains	(.035)	(.003)	(.001)	(.003)	(.003)	—
Total Distributions	(.525)	(.607)	(.520)	(.456)	(.396)	(.161)
Net Asset Value, End of Period	$30.48	$26.49	$24.66	$24.61	$22.93	$20.10
Total Return	17.12%	9.93%	2.65%	9.39%	16.35%	12.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,670	$29,150	$25,057	$20,798	$14,863	$8,724
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.17%	2.43%	2.24%	2.32%	2.62%
Portfolio Turnover Rate	2%	15%	5%	7%	5%	0%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Target Retirement 2040 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Institutional Target Retirement 2040 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,652,438
Gross Unrealized Appreciation	10,068,847
Gross Unrealized Depreciation	(98,571)
Net Unrealized Appreciation (Depreciation)	9,970,276
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	216,674	228,010
Issued in Lieu of Cash Distributions	19,861	23,538
Redeemed	(68,021)	(167,248)
Net Increase (Decrease) in Shares Outstanding	168,514	84,300
At March 31, 2021, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2040 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	468,264	NA1	NA1	—	—	243	—	699,151
Vanguard Total Bond Market II Index Fund	3,423,411	1,886,383	29,267	(566)	(212,297)	37,689	37,111	5,067,664
Vanguard Total International Bond Index Fund	1,546,657	261,912	—	—	(35,474)	7,548	2,494	1,773,095
Vanguard Total International Bond II Index Fund	—	107,394	—	—	(54)	26	—	107,340
Vanguard Total International Stock Index Fund	9,555,147	935,458	271,142	8,088	1,913,291	131,658	—	12,140,842
Vanguard Total Stock Market Index Fund	14,275,273	1,929,627	418,858	36,994	3,014,299	125,389	—	18,837,335
Total	29,268,752	5,120,774	719,267	44,516	4,679,765	302,553	39,605	38,625,427
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2045 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	54.3%
Vanguard Total International Stock Index Fund Investor Shares	35.0
Vanguard Total Bond Market II Index Fund Investor Shares	7.9
Vanguard Total International Bond Index Fund Admiral Shares	2.7
Vanguard Total International Bond II Index Fund Admiral Shares	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives.

Institutional Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.0%)
U.S. Stock Fund (53.2%)
	Vanguard Total Stock Market Index Fund Institutional Shares	177,927,796	17,883,523
International Stock Fund (34.3%)
	Vanguard Total International Stock Index Fund Investor Shares	573,313,842	11,535,075
U.S. Bond Fund (7.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	237,353,664	2,608,517
International Bond Funds (2.8%)
	Vanguard Total International Bond Index Fund Admiral Shares	38,994,664	889,078
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	2,182,685	43,632
			932,710
Total Investment Companies (Cost $23,944,914)			32,959,825
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $598,822)	5,988,483	598,847
Total Investments (99.8%) (Cost $24,543,736)			33,558,672
Other Assets and Liabilities—Net (0.2%)			52,104
Net Assets (100%)			33,610,776
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Institutional Target Retirement 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,863	243,937	(5,584)
E-mini S&P 500 Index	June 2021	2,119	420,346	4,118
				(1,466)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $24,543,736)	33,558,672
Cash Collateral Pledged—Futures Contracts	20,968
Receivables for Accrued Income	5,222
Receivables for Capital Shares Issued	166,608
Variation Margin Receivable—Futures Contracts	1,375
Total Assets	33,752,845
Liabilities
Payables for Investment Securities Purchased	129,220
Payables for Capital Shares Redeemed	12,849
Total Liabilities	142,069
Net Assets	33,610,776
At March 31, 2021, net assets consisted of:

Paid-in Capital	24,461,594
Total Distributable Earnings (Loss)	9,149,182
Net Assets	33,610,776

Net Assets
Applicable to 1,076,268,144 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,610,776
Net Asset Value Per Share	$31.23
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	265,302
Net Investment Income—Note B	265,302
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	19,461
Affiliated Funds Sold	24,380
Futures Contracts	13,479
Realized Net Gain (Loss)	57,320
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,516,909
Futures Contracts	(2,120)
Change in Unrealized Appreciation (Depreciation)	4,514,789
Net Increase (Decrease) in Net Assets Resulting from Operations	4,837,411
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	265,302	488,119
Realized Net Gain (Loss)	57,320	20,327
Change in Unrealized Appreciation (Depreciation)	4,514,789	1,772,563
Net Increase (Decrease) in Net Assets Resulting from Operations	4,837,411	2,281,009
Distributions
Total Distributions	(496,502)	(515,800)
Capital Share Transactions
Issued	5,466,272	5,171,573
Issued in Lieu of Cash Distributions	491,453	511,684
Redeemed	(1,754,018)	(3,690,228)
Net Increase (Decrease) from Capital Share Transactions	4,203,707	1,993,029
Total Increase (Decrease)	8,544,616	3,758,238
Net Assets
Beginning of Period	25,066,160	21,307,922
End of Period	33,610,776	25,066,160
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.70	$24.79	$24.86	$23.05	$20.11	$18.07
Investment Operations
Net Investment Income[1]	.272	.534	.574	.538	.497	.464
Capital Gain Distributions Received[1]	.020	—	—	—	.001	.002
Net Realized and Unrealized Gain (Loss) on Investments	4.761	1.976	(.130)	1.730	2.833	1.736
Total from Investment Operations	5.053	2.510	.444	2.268	3.331	2.202
Distributions
Dividends from Net Investment Income	(.499)	(.600)	(.512)	(.454)	(.389)	(.162)
Distributions from Realized Capital Gains	(.024)	—	(.002)	(.004)	(.002)	—
Total Distributions	(.523)	(.600)	(.514)	(.458)	(.391)	(.162)
Net Asset Value, End of Period	$31.23	$26.70	$24.79	$24.86	$23.05	$20.11
Total Return	19.01%	10.17%	2.13%	9.92%	16.87%	12.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,611	$25,066	$21,308	$17,383	$12,054	$6,989
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.13%	2.41%	2.23%	2.33%	2.42%
Portfolio Turnover Rate	2%	12%	4%	6%	5%	1%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Target Retirement 2045 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Institutional Target Retirement 2045 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,544,035
Gross Unrealized Appreciation	9,072,683
Gross Unrealized Depreciation	(59,512)
Net Unrealized Appreciation (Depreciation)	9,013,171
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	179,953	206,754
Issued in Lieu of Cash Distributions	16,470	19,500
Redeemed	(58,864)	(147,252)
Net Increase (Decrease) in Shares Outstanding	137,559	79,002
At March 31, 2021, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2045 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	406,087	NA1	NA1	—	(1)	204	—	598,847
Vanguard Total Bond Market II Index Fund	1,590,003	1,140,945	14,764	(112)	(107,555)	18,682	18,192	2,608,517
Vanguard Total International Bond Index Fund	777,620	129,282	—	—	(17,824)	3,809	1,269	889,078
Vanguard Total International Bond II Index Fund	—	43,653	—	—	(21)	11	—	43,632
Vanguard Total International Stock Index Fund	8,963,443	984,150	213,583	4,107	1,796,958	124,004	—	11,535,075
Vanguard Total Stock Market Index Fund	13,428,361	1,913,260	323,835	20,385	2,845,352	118,592	—	17,883,523
Total	25,165,514	4,211,290	552,182	24,380	4,516,909	265,302	19,461	33,558,672
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2050 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	55.0%
Vanguard Total International Stock Index Fund Investor Shares	35.4
Vanguard Total Bond Market II Index Fund Investor Shares	6.8
Vanguard Total International Bond Index Fund Admiral Shares	2.6
Vanguard Total International Bond II Index Fund Admiral Shares	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Institutional Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (54.0%)
	Vanguard Total Stock Market Index Fund Institutional Shares	144,176,507	14,491,181
International Stock Fund (34.7%)
	Vanguard Total International Stock Index Fund Investor Shares	463,480,309	9,325,224
U.S. Bond Fund (6.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	163,522,046	1,797,107
International Bond Funds (2.7%)
	Vanguard Total International Bond Index Fund Admiral Shares	29,476,865	672,073
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	2,000,490	39,990
			712,063
Total Investment Companies (Cost $19,520,167)			26,325,575
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $490,802)	4,908,243	490,824
Total Investments (99.9%) (Cost $20,010,969)			26,816,399
Other Assets and Liabilities—Net (0.1%)			31,039
Net Assets (100%)			26,847,438
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Institutional Target Retirement 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,354	177,289	(4,056)
E-mini S&P 500 Index	June 2021	1,745	346,156	3,711
				(345)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $20,010,969)	26,816,399
Cash Collateral Pledged—Futures Contracts	18,165
Receivables for Accrued Income	3,693
Receivables for Capital Shares Issued	117,879
Variation Margin Receivable—Futures Contracts	1,257
Total Assets	26,957,393
Liabilities
Payables for Investment Securities Purchased	77,993
Payables for Capital Shares Redeemed	31,962
Total Liabilities	109,955
Net Assets	26,847,438
At March 31, 2021, net assets consisted of:

Paid-in Capital	19,940,209
Total Distributable Earnings (Loss)	6,907,229
Net Assets	26,847,438

Net Assets
Applicable to 856,757,428 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,847,438
Net Asset Value Per Share	$31.34
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	209,011
Net Investment Income—Note B	209,011
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	13,847
Affiliated Funds Sold	12,897
Futures Contracts	12,877
Realized Net Gain (Loss)	39,621
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,587,388
Futures Contracts	(1,362)
Change in Unrealized Appreciation (Depreciation)	3,586,026
Net Increase (Decrease) in Net Assets Resulting from Operations	3,834,658
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	209,011	373,672
Realized Net Gain (Loss)	39,621	22,514
Change in Unrealized Appreciation (Depreciation)	3,586,026	1,396,165
Net Increase (Decrease) in Net Assets Resulting from Operations	3,834,658	1,792,351
Distributions
Total Distributions	(394,764)	(384,152)
Capital Share Transactions
Issued	5,021,882	4,693,363
Issued in Lieu of Cash Distributions	390,593	381,102
Redeemed	(1,519,376)	(2,955,065)
Net Increase (Decrease) from Capital Share Transactions	3,893,099	2,119,400
Total Increase (Decrease)	7,332,993	3,527,599
Net Assets
Beginning of Period	19,514,445	15,986,846
End of Period	26,847,438	19,514,445
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.75	$24.82	$24.88	$23.07	$20.11	$18.07
Investment Operations
Net Investment Income[1]	.273	.535	.577	.542	.503	.466
Capital Gain Distributions Received[1]	.018	—	—	—	.001	.002
Net Realized and Unrealized Gain (Loss) on Investments	4.831	1.988	(.134)	1.718	2.838	1.732
Total from Investment Operations	5.122	2.523	.443	2.260	3.342	2.200
Distributions
Dividends from Net Investment Income	(.496)	(.593)	(.502)	(.445)	(.380)	(.160)
Distributions from Realized Capital Gains	(.036)	—	(.001)	(.005)	(.002)	—
Total Distributions	(.532)	(.593)	(.503)	(.450)	(.382)	(.160)
Net Asset Value, End of Period	$31.34	$26.75	$24.82	$24.88	$23.07	$20.11
Total Return	19.24%	10.21%	2.11%	9.88%	16.92%	12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,847	$19,514	$15,987	$12,350	$7,950	$4,329
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.14%	2.42%	2.24%	2.34%	2.43%
Portfolio Turnover Rate	2%	12%	3%	5%	5%	1%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Target Retirement 2050 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Institutional Target Retirement 2050 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,011,027
Gross Unrealized Appreciation	6,843,221
Gross Unrealized Depreciation	(38,194)
Net Unrealized Appreciation (Depreciation)	6,805,027
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	165,168	188,111
Issued in Lieu of Cash Distributions	13,059	14,496
Redeemed	(50,897)	(117,322)
Net Increase (Decrease) in Shares Outstanding	127,330	85,285
At March 31, 2021, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2050 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	315,339	NA1	NA1	—	—	160	—	490,824
Vanguard Total Bond Market II Index Fund	1,188,785	704,892	21,300	266	(75,536)	13,260	12,867	1,797,107
Vanguard Total International Bond Index Fund	597,596	87,857	—	—	(13,380)	2,905	980	672,073
Vanguard Total International Bond II Index Fund	—	40,010	—	—	(20)	10	—	39,990
Vanguard Total International Stock Index Fund	7,004,475	1,001,875	99,963	548	1,418,289	97,893	—	9,325,224
Vanguard Total Stock Market Index Fund	10,483,053	2,043,241	305,231	12,083	2,258,035	94,783	—	14,491,181
Total	19,589,248	3,877,875	426,494	12,897	3,587,388	209,011	13,847	26,816,399
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2055 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	55.0%
Vanguard Total International Stock Index Fund Investor Shares	35.4
Vanguard Total Bond Market II Index Fund Investor Shares	6.9
Vanguard Total International Bond Index Fund Admiral Shares	2.4
Vanguard Total International Bond II Index Fund Admiral Shares	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Institutional Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (54.0%)
	Vanguard Total Stock Market Index Fund Institutional Shares	81,877,006	8,229,458
International Stock Fund (34.7%)
	Vanguard Total International Stock Index Fund Investor Shares	263,311,900	5,297,835
U.S. Bond Fund (6.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	94,336,954	1,036,763
International Bond Funds (2.6%)
	Vanguard Total International Bond Index Fund Admiral Shares	15,656,860	356,977
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	1,750,429	34,991
			391,968
Total Investment Companies (Cost $11,457,583)			14,956,024
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $274,936)	2,749,532	274,953
Total Investments (99.9%) (Cost $11,732,519)			15,230,977
Other Assets and Liabilities—Net (0.1%)			18,444
Net Assets (100%)			15,249,421
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Institutional Target Retirement 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	742	97,156	(2,179)
E-mini S&P 500 Index	June 2021	1,004	199,163	2,170
				(9)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,732,519)	15,230,977
Cash Collateral Pledged—Futures Contracts	10,189
Receivables for Accrued Income	2,103
Receivables for Capital Shares Issued	68,898
Variation Margin Receivable—Futures Contracts	713
Total Assets	15,312,880
Liabilities
Payables for Investment Securities Purchased	50,229
Payables for Capital Shares Redeemed	13,230
Total Liabilities	63,459
Net Assets	15,249,421
At March 31, 2021, net assets consisted of:

Paid-in Capital	11,689,836
Total Distributable Earnings (Loss)	3,559,585
Net Assets	15,249,421

Net Assets
Applicable to 485,375,039 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,249,421
Net Asset Value Per Share	$31.42
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	116,817
Net Investment Income—Note B	116,817
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	7,848
Affiliated Funds Sold	6,402
Futures Contracts	11,962
Realized Net Gain (Loss)	26,212
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,990,839
Futures Contracts	(969)
Change in Unrealized Appreciation (Depreciation)	1,989,870
Net Increase (Decrease) in Net Assets Resulting from Operations	2,132,899
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,817	199,278
Realized Net Gain (Loss)	26,212	30,510
Change in Unrealized Appreciation (Depreciation)	1,989,870	750,933
Net Increase (Decrease) in Net Assets Resulting from Operations	2,132,899	980,721
Distributions
Total Distributions	(236,420)	(190,256)
Capital Share Transactions
Issued	3,286,538	3,355,236
Issued in Lieu of Cash Distributions	233,564	188,762
Redeemed	(940,992)	(1,524,928)
Net Increase (Decrease) from Capital Share Transactions	2,579,110	2,019,070
Total Increase (Decrease)	4,475,589	2,809,535
Net Assets
Beginning of Period	10,773,832	7,964,297
End of Period	15,249,421	10,773,832
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.86	$24.89	$24.92	$23.10	$20.11	$18.08
Investment Operations
Net Investment Income[1]	.274	.539	.582	.547	.506	.470
Capital Gain Distributions Received[1]	.018	—	—	—	.001	.001
Net Realized and Unrealized Gain (Loss) on Investments	4.843	2.001	(.125)	1.709	2.845	1.718
Total from Investment Operations	5.135	2.540	.457	2.256	3.352	2.189
Distributions
Dividends from Net Investment Income	(.491)	(.569)	(.486)	(.430)	(.360)	(.158)
Distributions from Realized Capital Gains	(.084)	(.001)	(.001)	(.006)	(.002)	(.001)
Total Distributions	(.575)	(.570)	(.487)	(.436)	(.362)	(.159)
Net Asset Value, End of Period	$31.42	$26.86	$24.89	$24.92	$23.10	$20.11
Total Return	19.22%	10.24%	2.16%	9.84%	16.95%	12.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,249	$10,774	$7,964	$5,489	$3,213	$1,527
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.14%	2.44%	2.26%	2.36%	2.47%
Portfolio Turnover Rate	3%	10%	3%	5%	6%	1%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Target Retirement 2055 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Institutional Target Retirement 2055 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,732,722
Gross Unrealized Appreciation	3,522,561
Gross Unrealized Depreciation	(24,315)
Net Unrealized Appreciation (Depreciation)	3,498,246
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	108,088	134,161
Issued in Lieu of Cash Distributions	7,788	7,153
Redeemed	(31,560)	(60,222)
Net Increase (Decrease) in Shares Outstanding	84,316	81,092
At March 31, 2021, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2055 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	174,323	NA1	NA1	—	—	91	—	274,953
Vanguard Total Bond Market II Index Fund	709,266	418,641	48,133	13	(43,024)	7,627	7,326	1,036,763
Vanguard Total International Bond Index Fund	318,351	45,726	—	—	(7,100)	1,545	522	356,977
Vanguard Total International Bond II Index Fund	—	35,009	—	—	(18)	9	—	34,991
Vanguard Total International Stock Index Fund	3,873,901	712,718	72,693	(310)	784,219	54,404	—	5,297,835
Vanguard Total Stock Market Index Fund	5,743,611	1,426,255	203,869	6,699	1,256,762	53,141	—	8,229,458
Total	10,819,452	2,638,349	324,695	6,402	1,990,839	116,817	7,848	15,230,977
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2060 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	55.0%
Vanguard Total International Stock Index Fund Investor Shares	35.5
Vanguard Total Bond Market II Index Fund Investor Shares	7.0
Vanguard Total International Bond Index Fund Admiral Shares	2.3
Vanguard Total International Bond II Index Fund Admiral Shares	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Institutional Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.1%)
U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	31,909,751	3,207,249
International Stock Fund (34.8%)
	Vanguard Total International Stock Index Fund Investor Shares	102,928,958	2,070,930
U.S. Bond Fund (6.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	37,106,770	407,804
International Bond Funds (2.5%)
	Vanguard Total International Bond Index Fund Admiral Shares	5,976,005	136,253
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	500,123	9,997
			146,250
Total Investment Companies (Cost $4,609,072)			5,832,233
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $103,805)	1,038,094	103,810
Total Investments (99.8%) (Cost $4,712,877)			5,936,043
Other Assets and Liabilities—Net (0.2%)			10,621
Net Assets (100%)			5,946,664
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Institutional Target Retirement 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	304	39,805	(922)
E-mini S&P 500 Index	June 2021	366	72,603	712
				(210)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,712,877)	5,936,043
Cash Collateral Pledged—Futures Contracts	3,662
Receivables for Accrued Income	821
Receivables for Capital Shares Issued	27,627
Variation Margin Receivable—Futures Contracts	244
Total Assets	5,968,397
Liabilities
Payables for Investment Securities Purchased	14,693
Payables for Capital Shares Redeemed	7,040
Total Liabilities	21,733
Net Assets	5,946,664
At March 31, 2021, net assets consisted of:

Paid-in Capital	4,702,299
Total Distributable Earnings (Loss)	1,244,365
Net Assets	5,946,664

Net Assets
Applicable to 188,699,397 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,946,664
Net Asset Value Per Share	$31.51
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	44,549
Net Investment Income—Note B	44,549
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,086
Affiliated Funds Sold	(8)
Futures Contracts	4,673
Realized Net Gain (Loss)	7,751
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	748,884
Futures Contracts	(603)
Change in Unrealized Appreciation (Depreciation)	748,281
Net Increase (Decrease) in Net Assets Resulting from Operations	800,581
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,549	69,225
Realized Net Gain (Loss)	7,751	9,442
Change in Unrealized Appreciation (Depreciation)	748,281	277,971
Net Increase (Decrease) in Net Assets Resulting from Operations	800,581	356,638
Distributions
Total Distributions	(84,702)	(60,380)
Capital Share Transactions
Issued	1,617,308	1,671,562
Issued in Lieu of Cash Distributions	83,464	59,794
Redeemed	(431,502)	(618,606)
Net Increase (Decrease) from Capital Share Transactions	1,269,270	1,112,750
Total Increase (Decrease)	1,985,149	1,409,008
Net Assets
Beginning of Period	3,961,515	2,552,507
End of Period	5,946,664	3,961,515
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.91	$24.90	$24.92	$23.08	$20.10	$18.07
Investment Operations
Net Investment Income[1]	.276	.542	.589	.554	.511	.466
Capital Gain Distributions Received[1]	.019	—	—	—	.001	.001
Net Realized and Unrealized Gain (Loss) on Investments	4.848	2.012	(.132)	1.699	2.828	1.729
Total from Investment Operations	5.143	2.554	.457	2.253	3.340	2.196
Distributions
Dividends from Net Investment Income	(.472)	(.544)	(.476)	(.409)	(.359)	(.165)
Distributions from Realized Capital Gains	(.071)	(.000)[2]	(.001)	(.004)	(.001)	(.001)
Total Distributions	(.543)	(.544)	(.477)	(.413)	(.360)	(.166)
Net Asset Value, End of Period	$31.51	$26.91	$24.90	$24.92	$23.08	$20.10
Total Return	19.21%	10.30%	2.15%	9.83%	16.90%	12.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,947	$3,962	$2,553	$1,535	$809	$334
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.85%	2.15%	2.46%	2.29%	2.38%	2.45%
Portfolio Turnover Rate	3%	9%	3%	5%	7%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Target Retirement 2060 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Institutional Target Retirement 2060 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,714,090
Gross Unrealized Appreciation	1,233,731
Gross Unrealized Depreciation	(11,988)
Net Unrealized Appreciation (Depreciation)	1,221,743
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	53,127	67,012
Issued in Lieu of Cash Distributions	2,775	2,263
Redeemed	(14,398)	(24,595)
Net Increase (Decrease) in Shares Outstanding	41,504	44,680
At March 31, 2021, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2060 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	63,880	NA1	NA1	—	—	35	—	103,810
Vanguard Total Bond Market II Index Fund	268,177	188,287	31,734	(336)	(16,590)	2,963	2,906	407,804
Vanguard Total International Bond Index Fund	109,718	29,279	—	—	(2,744)	556	180	136,253
Vanguard Total International Bond II Index Fund	—	10,002	—	—	(5)	2	—	9,997
Vanguard Total International Stock Index Fund	1,415,505	379,057	17,366	(215)	293,949	20,594	—	2,070,930
Vanguard Total Stock Market Index Fund	2,118,816	705,945	92,329	543	474,274	20,399	—	3,207,249
Total	3,976,096	1,312,570	141,429	(8)	748,884	44,549	3,086	5,936,043
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2065 Fund
Underlying Vanguard Funds
As of March 31, 2021
Vanguard Total Stock Market Index Fund Institutional Shares	54.9%
Vanguard Total International Stock Index Fund Investor Shares	35.5
Vanguard Total Bond Market II Index Fund Investor Shares	7.1
Vanguard Total International Bond Index Fund Admiral Shares	2.4
Vanguard Total International Bond II Index Fund Admiral Shares	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives.

Institutional Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.3%)
U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	4,623,141	464,672
International Stock Fund (34.9%)
	Vanguard Total International Stock Index Fund Investor Shares	14,944,625	300,687
U.S. Bond Fund (7.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	5,483,945	60,268
International Bond Funds (2.5%)
	Vanguard Total International Bond Index Fund Admiral Shares	878,053	20,020
[1]	Vanguard Total International Bond II Index Fund Admiral Shares	64,046	1,280
			21,300
Total Investment Companies (Cost $702,934)			846,927
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $13,229)	132,293	13,228
Total Investments (99.8%) (Cost $716,163)			860,155
Other Assets and Liabilities—Net (0.2%)			1,535
Net Assets (100%)			861,690
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Institutional Target Retirement 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	33	4,321	(91)
E-mini S&P 500 Index	June 2021	44	8,728	76
				(15)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $716,163)	860,155
Cash Collateral Pledged—Futures Contracts	500
Receivables for Accrued Income	121
Receivables for Capital Shares Issued	5,408
Variation Margin Receivable—Futures Contracts	35
Total Assets	866,219
Liabilities
Payables for Investment Securities Purchased	4,104
Payables for Capital Shares Redeemed	425
Total Liabilities	4,529
Net Assets	861,690
At March 31, 2021, net assets consisted of:

Paid-in Capital	714,580
Total Distributable Earnings (Loss)	147,110
Net Assets	861,690

Net Assets
Applicable to 29,872,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	861,690
Net Asset Value Per Share	$28.85
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,179
Net Investment Income—Note B	6,179
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	431
Affiliated Funds Sold	109
Futures Contracts	734
Realized Net Gain (Loss)	1,274
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	99,066
Futures Contracts	(67)
Change in Unrealized Appreciation (Depreciation)	98,999
Net Increase (Decrease) in Net Assets Resulting from Operations	106,452
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,179	8,075
Realized Net Gain (Loss)	1,274	760
Change in Unrealized Appreciation (Depreciation)	98,999	38,023
Net Increase (Decrease) in Net Assets Resulting from Operations	106,452	46,858
Distributions
Total Distributions	(10,612)	(5,739)
Capital Share Transactions
Issued	359,005	395,927
Issued in Lieu of Cash Distributions	10,438	5,685
Redeemed	(106,792)	(185,337)
Net Increase (Decrease) from Capital Share Transactions	262,651	216,275
Total Increase (Decrease)	358,491	257,394
Net Assets
Beginning of Period	503,199	245,805
End of Period	861,690	503,199
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,			July 12, 2017[1] to September 30, 2017
		2020	2019	2018
Net Asset Value, Beginning of Period	$24.60	$22.78	$22.69	$20.80	$20.00
Investment Operations
Net Investment Income[2]	.258	.499	.552	.555	.197
Capital Gain Distributions Received[2]	.018	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	4.429	1.787	(.107)	1.503	.603
Total from Investment Operations	4.705	2.286	.445	2.058	.800
Distributions
Dividends from Net Investment Income	(.410)	(.465)	(.355)	(.165)	—
Distributions from Realized Capital Gains	(.045)	(.001)	—	(.003)	—
Total Distributions	(.455)	(.466)	(.355)	(.168)	—
Net Asset Value, End of Period	$28.85	$24.60	$22.78	$22.69	$20.80
Total Return	19.22%	10.06%	2.22%	9.93%	4.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$862	$503	$246	$97	$5
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	1.88%	2.17%	2.51%	2.51%	4.33%[3]
Portfolio Turnover Rate	2%	14%	8%	28%	133%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Institutional Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Target Retirement 2065 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Institutional Target Retirement 2065 Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	716,188
Gross Unrealized Appreciation	146,101
Gross Unrealized Depreciation	(2,149)
Net Unrealized Appreciation (Depreciation)	143,952
E.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	12,923	17,604
Issued in Lieu of Cash Distributions	379	235
Redeemed	(3,881)	(8,179)
Net Increase (Decrease) in Shares Outstanding	9,421	9,660

Institutional Target Retirement 2065 Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	7,514	NA1	NA1	—	—	4	—	13,228
Vanguard Total Bond Market II Index Fund	34,902	29,461	1,670	(17)	(2,408)	422	406	60,268
Vanguard Total International Bond Index Fund	13,095	7,364	33	—	(406)	77	25	20,020
Vanguard Total International Bond II Index Fund	—	1,284	—	—	(4)	—	—	1,280
Vanguard Total International Stock Index Fund	177,989	84,418	240	—	38,520	2,813	—	300,687
Vanguard Total Stock Market Index Fund	269,462	140,212	8,492	126	63,364	2,863	—	464,672
Total	502,962	262,739	10,435	109	99,066	6,179	431	860,155
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Institutional Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were well below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Institutional Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Target Retirement 2040 Fund, Vanguard Institutional Target Retirement 2045 Fund, Vanguard Institutional Target Retirement 2050 Fund, Vanguard Institutional Target Retirement 2055 Fund, Vanguard Institutional Target Retirement 2060 Fund, and Vanguard Institutional Target Retirement 2065 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
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Q6732B 052021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Institutional Target Retirement Income Fund, Vanguard Institutional Target Retirement 2015 Fund, Vanguard Institutional Target Retirement 2020 Fund, Vanguard Institutional Target Retirement 2025 Fund, Vanguard Institutional Target Retirement 2030 Fund, Vanguard Institutional Target Retirement 2035 Fund, Vanguard Institutional Target Retirement 2040 Fund, Vanguard Institutional Target Retirement 2045 Fund, Vanguard Institutional Target Retirement 2050 Fund, Vanguard Institutional Target Retirement 2055 Fund, Vanguard Institutional Target Retirement 2060 Fund, Vanguard Institutional Target Retirement 2065 Fund, Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, and Vanguard Target Retirement 2065 Fund. There were no other significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Chester Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Chester Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Vanguard Chester Funds

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: May 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference